GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

Year ended December 31, 2003

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Table of Contents

December 31, 2003

Independent Auditors’ Report

Contract Owners

GE Capital Life Separate Account II

    and

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM V.I. Basic Value Fund — Series II Shares, AIM V.I. Blue Chip Fund — Series I Shares, AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Growth Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; The Alger American Fund — Alger American Growth Portfolio — Class O Shares, Alger American Small Capitalization Portfolio — Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B, Technology Portfolio-Class B; American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, VP International Fund — Class I, VP Ultra Fund — Class I, VP Value Fund — Class I; Dreyfus — Dreyfus Investment Portfolios-MidCap Stock Portfolio — Initial Shares, Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares, Dreyfus Variable Investment Fund — Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares; Eaton Vance Variable Trust — VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II — Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II — Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II — Service Shares; Fidelity Variable Insurance Products Fund (VIP) — VIP Equity-Income Portfolio — Initial Class, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio — Initial Class, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio — Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) — VIP II Asset ManagerSM Portfolio — Initial Class, VIP II Contrafund® Portfolio — Initial Class, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2, VIP III Growth & Income Portfolio — Initial Class, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio — Initial Class, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Mutual Shares Securities Fund — Class 2 Shares, Templeton Foreign Securities Fund — Class 2 Shares, Templeton Global Asset Allocation Fund — Class 2 Shares; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II; Janus Aspen Series — Balanced Portfolio — Institutional Shares, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio — Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio — Institutional Shares, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio — Institutional Shares, Growth Portfolio-Service Shares, International Growth Portfolio — Institutional Shares, International Growth Portfolio-Service Shares, Mid Cap Growth Portfolio — Institutional Shares, Mid Cap Growth Portfolio — Service Shares, Worldwide Growth Portfolio — Institutional Shares, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II — Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Strategic Income Series — Service Class Shares, MFS® Total Return Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Nations Separate Account Trust — Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA — Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA –Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio —Administrative Class Shares, High Yield Portfolio — Administrative Class Shares, Long-Term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio — Administrative Class Shares; The Prudential Series Fund, Inc. —

Jennison Portfolio — Class II; Jennison 20/20 Focus Portfolio — Class II; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable All Cap Fund — Class II, Salomon Brothers Variable Investors Fund — Class I, Salomon Brothers Variable Strategic Bond Fund — Class I, Salomon Brothers Variable Total Return Fund — Class I; Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, SVS Dreman High Return Equity Portfolio — Class B Shares, SVS Dreman Small Cap Value Portfolio — Class B Shares; Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares, Emerging Growth Portfolio — Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 18, 2004

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2003

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at fair market value (note 2a):	$46,545	364,862	59,091	287,171	441,168	1,092,739
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	3	12	—	11	16	39
Receivable for units sold	304	430	—	425	496	262

Total assets	46,852	365,304	59,091	287,607	441,680	1,093,040

Liabilities
Accrued expenses payable to affiliate (note 4c)	3	17	3	13	19	46
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	3	17	3	13	19	46

Net assets attributable to variable annuity contract owners	$46,849	365,287	59,088	287,594	441,661	1,092,994

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	271	2,061	3,783	15,406	32,316	76,578

Net asset value per unit: Type II	$12.47	12.91	11.96	8.49	7.70	7.68

Outstanding units (note 2b, 4a, and 5): Type III	—	466	—	1,093	751	25,335

Net asset value per unit: Type III	$—	12.89	—	8.45	7.66	7.64

Outstanding units (note 2b, 4a, and 5): Type IV	3,492	19,517	1,160	12,730	17,646	29,648

Net asset value per unit: Type IV	$12.45	12.89	11.94	9.43	8.90	8.63

Outstanding units (note 2b, 4a, and 5): Type V	—	6,296	—	2,931	3,385	6,455

Net asset value per unit: Type V	$—	12.88	—	9.39	8.87	8.59

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—

Investments in securities, at cost	$42,713	329,614	55,187	269,063	362,620	1,078,769

Shares outstanding	4,395	34,389	8,994	13,495	29,748	54,016

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	The Alger American Fund		AllianceBernstein Variable Products Series Fund, Inc.
	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B
Assets
Investments at fair market value (note 2a):	$863,133	766,535	4,565,071	1,167,498	128,215	190,827
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	91	38	1	5
Receivable for units sold	—	—	625	1,767	—	43

Total assets	863,133	766,535	4,565,787	1,169,303	128,216	190,875

Liabilities
Accrued expenses payable to affiliate (note 4c)	36	34	199	52	6	9
Payable for units withdrawn	—	77	2,531	18	—	—

Total liabilities	36	111	2,730	70	6	9

Net assets attributable to variable annuity contract owners	$863,097	766,424	4,563,057	1,169,233	128,210	190,866

Outstanding units (note 2b, 4a, and 5): Type I	91,917	102,876	6,469	—	—	—

Net asset value per unit: Type I	$9.39	7.45	12.30	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	163,858	43,827	2,719	3,106

Net asset value per unit: Type II	$—	—	9.27	7.33	9.21	13.18

Outstanding units (note 2b, 4a, and 5): Type III	—	—	63,264	18,188	1,528	—

Net asset value per unit: Type III	$—	—	9.22	7.29	9.16	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	169,732	66,220	8,989	8,384

Net asset value per unit: Type IV	$—	—	9.84	8.66	9.92	13.17

Outstanding units (note 2b, 4a, and 5): Type V	—	—	72,558	16,464	—	3,005

Net asset value per unit: Type V	$—	—	9.80	8.62	—	13.15

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—

Investments in securities, at cost	$1,261,783	1,030,059	4,089,593	1,100,529	111,627	184,641

Shares outstanding	25,928	44,104	211,150	54,735	12,720	13,298

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	American Century Variable Portfolios, Inc.				Dreyfus
	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (note 2a):	$106,657	24,397	18,479	807,882	31,110	—	10,120	116,097
Dividend receivable	—	—	—	—	—	—	2	—
Receivable from affiliate (note 4b)	5	—	—	36	1	—	—	1
Receivable for units sold	56	—	—	247	13	—	—	—

Total assets	106,718	24,397	18,479	808,165	31,124	—	10,122	116,098

Liabilities
Accrued expenses payable to affiliate (note 4c)	5	1	2	37	3	—	4	6
Payable for units withdrawn	—	—	—	—	—	—	—	—

Total liabilities	5	1	2	37	3	—	4	6

Net assets attributable to variable annuity contract owners	$106,713	24,396	18,477	808,128	31,121	—	10,118	116,092

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	275	1,108	—	474	12,095

Net asset value per unit: Type II	$—	—	—	12.63	12.66	—	9.90	7.50

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	—	—	—	565

Net asset value per unit: Type III	$—	—	—	—	—	—	—	7.46

Outstanding units (note 2b, 4a, and 5): Type IV	8,523	2,047	662	63,811	1,353	—	550	2,414

Net asset value per unit: Type IV	$12.52	11.92	11.83	12.61	12.63	—	9.88	8.77

Outstanding units (note 2b, 4a, and 5): Type V	—	—	902	—	—	—	—	—

Net asset value per unit: Type V	$—	—	11.80	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$94,760	21,454	17,450	692,081	26,956	—	10,120	103,910

Shares outstanding	16,234	3,794	2,013	103,708	1,966	—	10,120	4,880

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Eaton Vance Variable Trust			Federated Insurance Series
	VT Floating- Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at fair market value (note 2a):	$1,177,222	154,030	277,776	663,066	444,828	453,150	1,343,388	—	404,152
Dividend receivable	1,894	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	2	9	23	—	—	43	—	10
Receivable for units sold	183	3	40	5,075	—	—	1,333	—	110

Total assets	1,179,299	154,035	277,825	668,164	444,828	453,150	1,344,764	—	404,272

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,908	7	13	26	20	20	57	—	18
Payable for units withdrawn	—	—	2,056	—	—	—	—	—	—

Total liabilities	1,908	7	2,069	26	20	20	57	—	18

Net assets attributable to variable annuity contract owners	$1,177,391	154,028	275,756	668,138	444,808	453,130	1,344,707	—	404,254

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	64,306	59,546	42,992	—	—	—

Net asset value per unit: Type I	$—	—	—	10.39	7.47	10.54	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	52,650	4,885	3,671	—	—	—	60,380	—	6,995

Net asset value per unit: Type II	$10.12	11.13	13.33	—	—	—	11.50	—	13.31

Outstanding units (note 2b, 4a, and 5): Type III	26,638	—	2,410	—	—	—	7,968	—	1,979

Net asset value per unit: Type III	$10.09	—	13.29	—	—	—	11.44	—	13.30

Outstanding units (note 2b, 4a, and 5): Type IV	28,306	8,856	13,554	—	—	—	37,414	—	17,950

Net asset value per unit: Type IV	$10.10	11.11	13.30	—	—	—	11.75	—	13.30

Outstanding units (note 2b, 4a, and 5): Type V	8,927	115	1,094	—	—	—	10,220	—	3,471

Net asset value per unit: Type V	$10.07	11.08	13.27	—	—	—	11.70	—	13.28

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$1,177,136	147,431	266,955	671,064	635,929	449,419	1,257,089	—	382,040

Shares outstanding	116,904	13,583	26,255	34,716	52,705	56,715	168,556	—	35,452

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund (VIP)					Fidelity Variable Insurance Products Fund II (VIP II)
	VIP Equity — Income Portfolio — Initial Class	VIP Equity — Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (note 2a):	$2,205,636	3,325,101	1,632,645	1,123,826	743,471	316,130	2,755,110	2,501,344
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	83	132	—	25	32	—	101	102
Receivable for units sold	4,738	3,422	—	9,397	430	—	799	8,581

Total assets	2,210,457	3,328,655	1,632,645	1,133,248	743,933	316,130	2,756,010	2,510,027

Liabilities
Accrued expenses payable to affiliate (note 4c)	85	144	65	48	29	12	106	109
Payable for units withdrawn	—	—	—	47	—	—	—	—

Total liabilities	85	144	65	95	29	12	106	109

Net assets attributable to variable annuity contract owners	$2,210,372	3,328,511	1,632,580	1,133,153	743,904	316,118	2,755,904	2,509,918

Outstanding units (note 2b, 4a, and 5): Type I	197,885	—	167,788	—	80,335	29,599	230,813	—

Net asset value per unit: Type I	$11.17	—	9.73	—	9.26	10.68	11.94	—

Outstanding units (note 2b, 4a, and 5): Type II	—	157,498	—	55,200	—	—	—	72,701

Net asset value per unit: Type II	$—	9.67	—	7.97	—	—	—	10.62

Outstanding units (note 2b, 4a, and 5): Type III	—	26,370	—	12,463	—	—	—	8,161

Net asset value per unit: Type III	$—	9.62	—	7.93	—	—	—	10.57

Outstanding units (note 2b, 4a, and 5): Type IV	—	102,175	—	62,076	—	—	—	135,316

Net asset value per unit: Type IV	$—	10.05	—	8.88	—	—	—	11.08

Outstanding units (note 2b, 4a, and 5): Type V	—	52,444	—	4,875	—	—	—	13,793

Net asset value per unit: Type V	$—	10.01	—	8.85	—	—	—	11.04

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$2,107,728	2,886,356	2,201,730	1,020,662	790,131	325,107	2,843,683	2,211,789

Shares outstanding	95,153	144,821	52,598	36,583	47,689	21,862	119,114	109,086

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund III (VIP III)					Franklin Templeton Variable Insurance Products Trust
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at fair market value (note 2a):	$—	1,168,750	1,222,686	705,508	2,943,568	87,410	140,128	553,277	31,058
Dividend receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	49	37	3	109	1	—	—	—
Receivable for units sold	—	861	1,025	—	1,423	70	—	—	—

Total assets	—	1,169,660	1,223,748	705,511	2,945,100	87,481	140,128	553,277	31,058

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	45	52	27	131	5	8	26	3
Payable for units withdrawn	—	—	61	—	—	—	—	—	—

Total liabilities	—	45	113	27	131	5	8	26	3

Net assets attributable to variable annuity contract owners	$—	1,169,615	1,223,635	705,484	2,944,969	87,476	140,120	553,251	31,055

Outstanding units (note 2b, 4a, and 5): Type I	—	116,496	—	91,860	1,256	—	—	—	—

Net asset value per unit: Type I	$—	10.04	—	7.68	13.94	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	64,991	—	74,762	971	2,707	921	740

Net asset value per unit: Type II	$—	—	9.46	—	12.33	12.32	12.08	12.47	13.13

Outstanding units (note 2b, 4a, and 5): Type III	—	—	15,727	—	26,957	—	1,818	—	—

Net asset value per unit: Type III	$—	—	9.41	—	12.27	—	12.05	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	33,551	—	95,913	6,139	6,192	43,314	896

Net asset value per unit: Type IV	$—	—	9.89	—	11.94	12.30	12.05	12.45	13.10

Outstanding units (note 2b, 4a, and 5): Type V	—	—	13,084	—	44,549	—	906	202	734

Net asset value per unit: Type V		$—	9.86	—	11.89	—	12.02	12.41	13.07

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$—	1,199,813	1,138,034	867,811	2,431,619	80,580	129,911	508,904	26,618

Shares outstanding	—	88,141	93,406	46,815	122,802	6,302	9,411	45,202	1,665

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund
Assets
Investments at fair market value (note 2a):	$211,973	2,691,376	225,053	3,931,004	4,517,036	2,661,728
Dividend receivable	—	—	—	—	2,469	—
Receivable from affiliate (note 4b)	7	65	1	101	—	15
Receivable for units sold	189	3,440	—	1,133	1,001	245

Total assets	212,169	2,694,881	225,054	3,932,238	4,520,506	2,661,988

Liabilities
Accrued expenses payable to affiliate (note 4c)	8	116	9	165	2,501	113
Payable for units withdrawn	—	3,550	—	—	6	10

Total liabilities	8	3,666	9	165	2,507	123

Net assets attributable to variable annuity contract owners	$212,161	2,691,215	225,045	3,932,073	4,517,999	2,661,865

Outstanding units (note 2b, 4a, and 5): Type I	17,934	96,450	26,855	95,662	214,660	201,303

Net asset value per unit: Type I	$11.83	12.82	8.38	13.21	11.23	8.67

Outstanding units (note 2b, 4a, and 5): Type II	—	33,377	—	147,857	779,343	48,329

Net asset value per unit: Type II	$—	10.87	—	10.62	1.00	9.21

Outstanding units (note 2b, 4a, and 5): Type III	—	2,648	—	11,435	123,772	2,768

Net asset value per unit: Type III	$—	10.83	—	10.57	1.00	9.16

Outstanding units (note 2b, 4a, and 5): Type IV	—	84,484	—	60,649	689,523	36,081

Net asset value per unit: Type IV	$—	10.84	—	10.49	0.99	9.64

Outstanding units (note 2b, 4a, and 5): Type V	—	13,639	—	32,636	526,897	10,227

Net asset value per unit: Type V	$—	10.81	—	10.45	0.99	9.61

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—

Investments in securities, at cost	$186,678	2,766,919	180,955	3,482,980	4,517,036	2,671,248

Shares outstanding	18,148	213,432	26,415	224,886	4,517,036	37,776

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (note 2a):	$1,083,973	18,973,602	3,853,864	1,533,136	3,555,352	1,274,386
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	15	780	155	51	10	39
Receivable for units sold	1,420	24,310	1,787	5,202	60	337

Total assets	1,085,408	18,998,692	3,855,806	1,538,389	3,555,422	1,274,762

Liabilities
Accrued expenses payable to affiliate (note 4c)	45	774	162	63	152	56
Payable for units withdrawn	3,177	—	—	—	6	—

Total liabilities	3,222	774	162	63	158	56

Net assets attributable to variable annuity contract owners	$1,082,186	18,997,918	3,855,644	1,538,326	3,555,264	1,274,706

Outstanding units (note 2b, 4a, and 5): Type I	34,654	753,975	18,848	68,314	239,781	—

Net asset value per unit: Type I	$16.79	9.53	12.83	12.18	10.74	—

Outstanding units (note 2b, 4a, and 5): Type II	15,802	786,490	208,180	11,203	75,469	44,515

Net asset value per unit: Type II	$12.49	8.87	11.15	11.44	8.93	9.10

Outstanding units (note 2b, 4a, and 5): Type III	1,901	47,772	14,785	8,700	4,238	7,469

Net asset value per unit: Type III	$12.48	8.82	11.09	11.42	8.89	9.06

Outstanding units (note 2b, 4a, and 5): Type IV	13,021	337,746	91,102	31,429	20,235	57,237

Net asset value per unit: Type IV	$12.48	9.51	10.27	11.42	9.45	9.62

Outstanding units (note 2b, 4a, and 5): Type V	9,370	126,905	18,869	10,503	8,202	26,208

Net asset value per unit: Type V	$12.46	9.48	10.23	11.41	9.41	9.59

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—

Investments in securities, at cost	$1,027,563	18,772,797	3,383,870	1,485,669	3,671,476	1,144,151

Shares outstanding	64,638	925,090	302,501	101,599	112,940	141,285

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares
Assets
Investments at fair market value (note 2a):	$453,073	1,704,695	31,759	5,132,161	4,756,163	3,472,705	234,938	420,645
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	187	215	—	3	—
Receivable for units sold	—	—	—	5,144	12,356	—	468	—

Total assets	453,073	1,704,695	31,759	5,137,492	4,768,734	3,472,705	235,409	420,645

Liabilities
Accrued expenses payable to affiliate (note 4c)	20	71	2	198	212	142	11	16
Payable for units withdrawn	—	83	—	—	—	—	—	—

Total liabilities	20	154	2	198	212	142	11	16

Net assets attributable to variable annuity contract owners	$453,053	1,704,541	31,757	5,137,294	4,768,522	3,472,563	235,398	420,629

Outstanding units (note 2b, 4a, and 5): Type I	50,734	106,801	—	390,966	—	298,587	—	32,282

Net asset value per unit: Type I	$8.93	15.96	—	13.14	—	11.63	—	13.03

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—	140,349	—	19,713	—

Net asset value per unit: Type II	$—	—	—	—	10.02	—	8.42	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	36,951	—	1,277	—

Net asset value per unit: Type III	$—	—	—	—	9.96	—	8.38	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	2,366	—	167,564	—	3,856	—

Net asset value per unit: Type IV	$—	—	12.56	—	10.17	—	9.97	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	163	—	127,350	—	2,041	—

Net asset value per unit: Type V	$—	—	12.54	—	10.13	—	9.93	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$441,618	1,366,615	30,233	5,502,682	4,437,638	4,703,345	220,062	406,386

Shares outstanding	45,307	127,501	1,641	223,332	199,671	166,637	11,361	33,679

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series (continued)
	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
Assets
Investments at fair market value (note 2a):	$171,601	78,590	2,233,431	369,420	1,339,747	540,122	3,041,248	265,905	2,060,590	740,894
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	3	7	4	18	3	8	—	26
Receivable for units sold	—	—	—	175	—	825	—	105	—	90

Total assets	171,601	78,590	2,233,434	369,602	1,339,751	540,965	3,041,251	266,018	2,060,590	741,010

Liabilities
Accrued expenses payable to affiliate (note 4c)	9	5	86	16	51	25	118	13	90	32
Payable for units withdrawn	—	—	224	—	—	61	—	—	—	—

Total liabilities	9	5	310	16	51	86	118	13	90	32

Net assets attributable to variable annuity contract owners	$171,592	78,585	2,233,124	369,586	1,339,700	540,879	3,041,133	266,005	2,060,500	740,978

Outstanding units (note 2b, 4a, and 5): Type I	—	—	239,349	—	130,958	—	312,231	—	224,455	—

Net asset value per unit: Type I	$—	—	9.33	—	10.23	—	9.74	—	9.18	—

Outstanding units (note 2b, 4a, and 5): Type II	6,531	4,098	—	26,467	—	19,669	—	23,130	—	32,786

Net asset value per unit: Type II	$8.80	6.67	—	7.59	—	8.30	—	7.41	—	7.62

Outstanding units (note 2b, 4a, and 5): Type III	8,446	332	—	6,859	—	2,519	—	2,927	—	9,263

Net asset value per unit: Type III	$8.75	6.63	—	7.55	—	8.25	—	7.37	—	7.58

Outstanding units (note 2b, 4a, and 5): Type IV	2,674	4,316	—	9,756	—	30,783	—	6,079	—	40,941

Net asset value per unit: Type IV	$9.42	8.59	—	9.16	—	9.71	—	10.27	—	8.93

Outstanding units (note 2b, 4a, and 5): Type V	1,600	1,399	—	3,021	—	5,991	—	1,037	—	6,217

Net asset value per unit: Type V	$9.39	8.56	—	9.12	—	9.67	—	10.23	—	8.90

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$154,924	70,009	3,300,828	325,856	1,922,177	467,676	6,369,562	223,649	3,188,775	676,566

Shares outstanding	24,906	22,263	116,143	19,402	58,098	23,596	142,114	12,632	79,806	28,829

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	J.P. Morgan Series Trust II
	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
Assets
Investments at fair market value (note 2a):	$330,494	24,705	841,052	96,353	54,167
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	14	—	38	4	—
Receivable for units sold	577	—	661	34	—

Total assets	331,085	24,705	841,751	96,391	54,167

Liabilities
Accrued expenses payable to affiliate (note 4c)	15	2	39	5	3
Payable for units withdrawn	—	—	—	—	—

Total liabilities	15	2	39	5	3

Net assets attributable to variable annuity contract owners	$331,070	24,703	841,712	96,386	54,164

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	7,394	—	9,374	1,125	1,637

Net asset value per unit: Type II	$10.42	—	12.98	12.88	12.40

Outstanding units (note 2b, 4a, and 5): Type III	—	—	1,695	1,721	—

Net asset value per unit: Type III	$—	—	12.95	12.85	—

Outstanding units (note 2b, 4a, and 5): Type IV	23,893	950	52,773	4,609	2,737

Net asset value per unit: Type IV	$10.40	12.86	12.96	12.86	12.37

Outstanding units (note 2b, 4a, and 5): Type V	534	973	1,094	40	—

Net asset value per unit: Type V	$10.37	12.83	12.92	12.82	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—

Investments in securities, at cost	$325,967	21,401	718,119	84,398	51,395

Shares outstanding	26,782	2,614	38,956	6,853	4,330

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at fair market value (note 2a):	$1,367,174	1,212,227	718,085	89,973	204,250	601,929	605,049	726,740
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	39	55	21	—	8	6	13	5
Receivable for units sold	1,835	12,681	809	—	143	720	21	1,129

Total assets	1,369,048	1,224,963	718,915	89,973	204,401	602,655	605,083	727,874

Liabilities
Accrued expenses payable to affiliate (note 4c)	63	53	31	5	9	25	26	32
Payable for units withdrawn	—	—	—	—	—	15	—	—

Total liabilities	63	53	31	5	9	40	26	32

Net assets attributable to variable annuity contract owners	$1,368,985	1,224,910	718,884	89,968	204,392	602,615	605,057	727,842

Outstanding units (note 2b, 4a, and 5): Type I	—	—	5,168	—	—	—	—	—

Net asset value per unit: Type I	$—	—	12.74	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	72,388	29,812	20,670	1,406	12,124	52,527	24,394	39,886

Net asset value per unit: Type II	$7.47	8.39	8.58	11.16	11.46	8.03	12.36	13.39

Outstanding units (note 2b, 4a, and 5): Type III	5,766	5,421	4,938	—	—	7,726	7,561	5,090

Net asset value per unit: Type III	$7.44	8.35	8.53	—	—	7.99	12.35	13.37

Outstanding units (note 2b, 4a, and 5): Type IV	51,479	86,862	45,717	5,724	5,547	8,480	17,018	8,270

Net asset value per unit: Type IV	$8.73	9.23	8.97	11.13	11.44	10.65	12.35	13.38

Outstanding units (note 2b, 4a, and 5): Type V	38,613	13,905	2,627	952	175	2,712	—	1,127

Net asset value per unit: Type V	$8.70	9.19	8.94	11.10	11.41	10.61	—	13.36

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$1,263,779	1,132,503	629,871	88,142	191,676	506,180	580,298	668,942

Shares outstanding	159,530	74,553	51,847	8,247	10,507	37,929	41,076	53,594

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (note 2a):	$886,759	90,636	2,072,030	1,453,353	970,185	1,910,714	668,380	5,826,405	1,234,709	864,456
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	3	2	—	50	41	85	25	262	51	3
Receivable for units sold	—	562	—	850	1,733	3,841	149	10,508	276	—

Total assets	886,762	91,200	2,072,030	1,454,253	971,959	1,914,640	668,554	5,837,175	1,235,036	864,459

Liabilities
Accrued expenses payable to affiliate (note 4c)	34	6	86	56	43	84	26	261	55	33
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—

Total liabilities	34	6	86	56	43	84	26	261	55	33

Net assets attributable to variable annuity contract owners	$886,728	91,194	2,071,944	1,454,197	971,916	1,914,556	668,528	5,836,914	1,234,981	864,426

Outstanding units (note 2b, 4a, and 5): Type I	95,143	—	166,154	126,014	—	—	61,389	—	—	68,551

Net asset value per unit: Type I	$9.32	—	12.47	11.54	—	—	10.89	—	—	12.61

Outstanding units (note 2b, 4a, and 5): Type II	—	2,535	—	—	8,853	48,433	—	166,822	26,082	—

Net asset value per unit: Type II	$—	12.00	—	—	12.77	10.13	—	9.16	13.40	—

Outstanding units (note 2b, 4a, and 5): Type III	—	126	—	—	—	8,202	—	34,292	4,423	—

Net asset value per unit: Type III	$—	11.99	—	—	—	10.08	—	9.11	13.37	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	4,842	—	—	66,420	89,718	—	242,188	53,612	—

Net asset value per unit: Type IV	$—	11.99	—	—	12.74	10.53	—	9.74	13.38	—

Outstanding units (note 2b, 4a, and 5): Type V	—	101	—	—	997	37,800	—	168,642	8,173	—

Net asset value per unit: Type V	$—	11.97	—	—	12.71	10.49	—	9.71	13.34	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$1,674,757	98,536	2,011,856	1,659,641	896,407	1,535,584	656,627	5,137,567	1,070,284	835,895

Shares outstanding	24,156	2,480	181,439	41,883	28,097	76,551	77,628	305,047	92,142	54,300

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
Assets
Investments at fair market value (note 2a):	$338,629	713,536	177,573	2,324,599	5,263,519	11,599,247	—	64,101	422,459
Dividend receivable	—	—	341	13,056	11,028	20,418	—	—	—
Receivable from affiliate (note 4b)	2	—	—	—	—	—	—	—	10
Receivable for units sold	—	—	44	2,944	7,618	12,690	—	—	32

Total assets	338,631	713,536	177,958	2,340,599	5,282,165	11,632,355	—	64,101	422,501

Liabilities
Accrued expenses payable to affiliate (note 4c)	13	29	349	13,060	11,112	20,438	—	3	19
Payable for units withdrawn	—	—	—	—	153	—	—	—	3

Total liabilities	13	29	349	13,060	11,265	20,438	—	3	22

Net assets attributable to variable annuity contract owners	$338,618	713,507	177,609	2,327,539	5,270,900	11,611,917	—	64,098	422,479

Outstanding units (note 2b, 4a, and 5): Type I	41,548	66,435	—	—	—	15,255	—	—	—

Net asset value per unit: Type I	$8.15	10.74	—	—	—	10.10	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	2,416	72,936	170,726	389,745	—	—	19,786

Net asset value per unit: Type II	$—	—	11.12	11.84	12.66	11.76	—	—	7.42

Outstanding units (note 2b, 4a, and 5): Type III	—	—	1,590	26,070	23,243	85,023	—	—	4,636

Net asset value per unit: Type III	$—	—	11.06	11.77	12.60	11.69	—	—	7.38

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	3,381	76,350	130,619	389,832	—	4,620	26,900

Net asset value per unit: Type IV	$—	—	10.72	11.74	11.96	11.05	—	12.12	8.77

Outstanding units (note 2b, 4a, and 5): Type V	—	—	9,075	22,290	105,328	142,859	—	670	634

Net asset value per unit: Type V	$—	—	10.68	11.70	11.91	11.01	—	12.10	8.74

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$780,428	1,082,189	175,668	2,180,106	5,302,693	11,414,697	—	58,367	364,356

Shares outstanding	34,448	43,722	17,704	283,834	478,067	1,119,618	—	3,894	32,102

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2003

	Salomon Brothers Variable Series Fund Inc				Scudder Variable Series II			Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (note 2a):	$37,914	220,830	363,983	121,314	55,185	276,321	51,173	494,689	82,371
Dividend receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2	—	—	—	1	—	—	14	—
Receivable for units sold	435	—	—	—	26	—	—	2,883	75

Total assets	38,351	220,830	363,983	121,314	55,212	276,321	51,173	497,586	82,446

Liabilities
Accrued expenses payable to affiliate (note 4c)	3	8	15	5	3	12	3	23	5
Payable for units withdrawn	—	16,210	—	—	—	—	—	—	—

Total liabilities	3	16,218	15	5	3	12	3	23	5

Net assets attributable to variable annuity contract owners	$38,348	204,612	363,968	121,309	55,209	276,309	51,170	497,563	82,441

Outstanding units (note 2b, 4a, and 5): Type I	—	18,400	27,243	10,899	—	—	—	—	—

Net asset value per unit: Type I	$—	11.12	13.36	11.13	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	1,469	—	—	—	349	4,403	522	15,943	2,320

Net asset value per unit: Type II	$12.93	—	—	—	14.99	12.46	13.43	10.37	8.56

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	—	—	—	—	1,315	12

Net asset value per unit: Type III	$—	—	—	—	—	—	—	10.34	8.53

Outstanding units (note 2b, 4a, and 5): Type IV	1,498	—	—	—	2,760	17,801	3,257	23,679	6,477

Net asset value per unit: Type IV	$12.92	—	—	—	14.96	12.44	13.40	10.35	8.54

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	582	—	38	7,135	842

Net asset value per unit: Type V	$—	—	—	—	14.92	—	13.36	10.31	8.51

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$35,704	222,588	365,144	116,583	52,487	232,799	44,161	441,303	76,449

Shares outstanding	2,427	17,402	33,424	11,285	6,271	24,540	3,192	42,101	3,404

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	—	—	—	3,175
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	29	58	159	1,283	4,402	7,647
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	26	—	125	84	2,552
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	193	1,299	61	973	1,865	3,309
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	321	—	53	385	861
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—

Net investment income (expense)	(222)	(1,704)	(220)	(2,434)	(6,736)	(11,194)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	909	(378)	11	2,353	32,887	(16,440)
Unrealized appreciation (depreciation)	3,831	35,247	3,956	40,731	102,764	232,102
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	4,740	34,869	3,967	43,084	135,651	215,662

Increase (decrease) in net assets from operations	$4,518	33,165	3,747	40,650	128,915	204,468

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	The Alger American Fund		AllianceBernstein Variable Products Series Fund, Inc.
	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B
	Year ended December 31, 2003		Year ended December 31, 2003			Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	21,975	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	10,429	9,111	281	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	14,489	4,019	287	254
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	8,375	1,733	187	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	—	—	15,538	4,064	1,095	305
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	—	6,853	981	—	199
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—

Net investment income (expense)	(10,429)	(9,111)	(23,561)	(10,797)	(1,569)	(758)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(69,061)	(154,811)	(24,962)	9,507	(1,196)	2,121
Unrealized appreciation (depreciation)	295,112	385,397	857,088	163,462	41,933	6,187
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	226,051	230,586	832,126	172,969	40,737	8,308

Increase (decrease) in net assets from operations	$215,622	221,475	808,565	162,172	39,168	7,550

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	American Century Variable Portfolios, Inc.				Dreyfus
	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I	Dreyfus Investment Portfolios- MidCap Stock Portfolio — Initial Shares	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2003				Year ended December 31, 2003	Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	—	2,751	73	242	17	115
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	29	113	990	49	995
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	—	121	—	45
Expenses — Mortality and expense risk charges administrative and enhanced rider expenses — Type IV (note 4a)	517	116	49	4,604	69	877	6	161
Expenses — Mortality and expense risk charges administrative and enhanced rider expenses — Type V (note 4a)	—	—	19	—	—	197	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(517)	(116)	(68)	(1,882)	(109)	(1,943)	(38)	(1,086)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	566	23	4	4,983	25	14,823	—	(424)
Unrealized appreciation (depreciation)	11,897	2,944	1,027	115,799	4,152	7,989	—	20,752
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	12,463	2,967	1,031	120,782	4,177	22,812	—	20,328

Increase (decrease) in net assets from operations	$11,946	2,851	963	118,900	4,068	20,869	(38)	19,242

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Eaton Vance Variable Trust			Federated Insurance Series
	VT Floating-Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Year ended December 31, 2003				Period from January 1, 2003 to November 14, 2003	Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$5,054	—	—	9,205	25,329	32,384	53,463	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	8,248	5,532	5,981	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,420	188	148	—	—	—	7,610	238	459
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,073	—	109	—	—	—	804	137	77
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	958	580	979	—	—	—	3,625	822	1,178
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	389	1	134	—	—	—	705	61	201
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	1,214	(769)	(1,370)	957	19,797	26,403	40,719	(1,258)	(1,915)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,900	4,415	41	(22,853)	(11,364)	(10,795)	5,412	30,073	3,567
Unrealized appreciation (depreciation)	86	6,599	10,821	157,361	62,493	65,371	104,652	2,729	22,114
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	1,986	11,014	10,862	134,508	51,129	54,576	110,064	32,802	25,681

Increase (decrease) in net assets from operations	$3,200	10,245	9,492	135,465	70,926	80,979	150,783	31,544	23,766

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (VIP)					Fidelity Variable Insurance Products Fund II (VIP II)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio— Service Class 2
	Year ended December 31, 2003					Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$33,849	19,355	4,041	569	4,633	12,582	12,465	2,986
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	26,196	—	20,340	—	7,992	4,631	35,564	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	15,340	—	3,938	—	—	—	6,101
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	3,373	—	1,416	—	—	—	755
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	—	7,935	—	4,809	—	—	—	13,930
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	5,321	—	312	—	—	—	943
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	7,653	(12,614)	(16,299)	(9,906)	(3,359)	7,951	(23,099)	(18,743)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(87,749)	52,973	(180,547)	(3,396)	(55,395)	(9,959)	(137,023)	23,055
Unrealized appreciation (depreciation)	564,793	571,529	588,011	201,755	270,688	52,209	768,928	356,544
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	477,044	624,502	407,464	198,359	215,293	42,250	631,905	379,599

Increase (decrease) in net assets from operations	$484,697	611,888	391,165	188,453	211,934	50,201	608,806	360,856

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (VIP III)					Franklin Templeton Variable Insurance Products Trust
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003				Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	12,229	5,643	4,815	3,652	86	155	74	161
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	14,655	—	8,674	52	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	3,705	—	7,402	102	50	13	76
Expenses – Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	1,563	—	3,394	—	93	—	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	—	—	3,587	—	10,297	253	336	1,208	52
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	—	1,894	—	6,854	—	20	2	70
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	—	(2,426)	(5,106)	(3,859)	(24,347)	(269)	(344)	(1,149)	(37)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(17,251)	(96)	(32,533)	28,974	101	35	(1,182)	37
Unrealized appreciation (depreciation)	—	227,799	139,749	190,796	600,148	6,831	10,218	44,373	(5,284)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	210,548	139,653	158,263	629,122	6,932	10,253	43,191	(5,247)

Increase (decrease) in net assets from operations	$—	208,122	134,547	154,404	604,775	6,663	9,909	42,042	(5,284)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$7,419	137,844	1,835	44,163	47,312	3,999
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	4,869	20,543	3,015	13,767	51,017	22,706
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	2,960	—	16,765	7,386	4,613
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	107	—	2,105	2,307	263
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	—	6,156	—	6,044	13,437	2,498
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	853	—	3,853	10,787	567
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—

Net investment income (expense)	2,550	107,225	(1,180)	1,629	(37,622)	(26,648)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	32,047	26,583	6,584	(20,454)	—	(67,950)
Unrealized appreciation (depreciation)	(8,457)	(114,273)	62,650	838,544	—	612,558
Capital gain distributions	—	18,890	—	—	—	—

Net realized and unrealized gain (loss) on investments	23,590	(68,800)	69,234	818,090	—	544,608

Increase (decrease) in net assets from operations	$26,140	38,425	68,054	819,719	(37,622)	517,960

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$30,758	219,292	1,985	16,459	28,977	14,979
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	5,784	89,353	1,149	11,090	33,526	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	558	78,239	24,380	295	7,963	4,639
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	117	4,665	1,943	451	570	993
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	420	18,838	9,449	1,192	2,060	5,793
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	671	12,787	2,538	608	577	1,737
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—

Net investment income (expense)	23,208	15,410	(37,474)	2,823	(15,719)	1,817

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(329)	(331,757)	(13,400)	(22,824)	(105,143)	(9,155)
Unrealized appreciation (depreciation)	87,572	3,760,847	683,924	195,043	739,458	191,033
Capital gain distributions	45,303	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	132,546	3,429,090	670,524	172,219	634,315	181,878

Increase (decrease) in net assets from operations	$155,754	3,444,500	633,050	175,042	618,596	183,695

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares
	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$5,340	13,325	—	110,516	77,328	15,518	594	19,102
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	5,182	20,544	—	70,857	—	45,776	—	5,567
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	17,310	—	1,865	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	5,998	—	648	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	—	—	53	—	19,899	—	261	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	—	3	—	21,523	—	482	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	158	(7,219)	(56)	39,659	12,598	(30,258)	(2,662)	13,535

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,536)	25,156	388	(132,519)	7,431	(277,228)	4,195	4,254
Unrealized appreciation (depreciation)	87,655	320,219	1,526	681,555	448,895	873,675	36,677	660
Capital gain distributions	—	17,491	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	83,119	362,866	1,914	549,036	456,326	596,447	40,872	4,914

Increase (decrease) in net assets from operations	$83,277	355,647	1,858	588,695	468,924	566,189	38,210	18,449

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	1,834	—	13,813	2,432	—	—	20,554	5,557
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	28,533	—	15,769	—	36,643	—	26,321	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	518	333	—	2,332	—	1,195	—	2,046	—	2,996
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,017	30	—	718	—	394	—	236	—	1,043
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	264	510	—	1,134	—	2,002	—	883	—	4,944
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	380	400	—	260	—	428	—	175	—	784
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(2,179)	(1,273)	(26,699)	(4,444)	(1,956)	(1,587)	(36,643)	(3,340)	(5,767)	(4,210)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,774)	12,956	(341,311)	(425)	(123,815)	12,464	(585,168)	488	(387,089)	(3,321)
Unrealized appreciation (depreciation)	35,299	20,265	903,809	84,446	463,949	89,259	1,377,342	66,525	765,761	144,258
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	32,525	33,221	562,498	84,021	340,134	101,723	792,174	67,013	378,672	140,937

Increase (decrease) in net assets from operations	$30,346	31,948	535,799	79,577	338,178	100,136	755,531	63,673	372,905	136,727

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	J.P. Morgan Series Trust II
	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$345	—	1,169	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	264	—	429	102	24
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	94	94	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	1,026	47	5,965	322	93
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	4	89	27	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—

Net investment income (expense)	(949)	(136)	(5,346)	(518)	(117)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(282)	386	11,541	200	95
Unrealized appreciation (depreciation)	4,527	3,304	122,907	11,953	2,773
Capital gain distributions	244	—	—	—	—

Net realized and unrealized gain (loss) on investments	4,489	3,690	134,448	12,153	2,868

Increase (decrease) in net assets from operations	$3,540	3,554	129,102	11,635	2,751

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Year ended December 31, 2003						Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	3,512	—	—	192	9,367	—	15
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	342	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	5,099	2,496	1,766	31	560	4,848	846	1,271
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,190	1,239	637	—	—	911	608	351
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	3,966	6,971	3,168	144	298	794	488	325
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	5,406	1,454	123	19	1	365	—	110
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(15,661)	(8,648)	(6,036)	(194)	(667)	2,449	(1,942)	(2,042)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,245	3,785	23,605	89	324	2,080	2,645	5,999
Unrealized appreciation (depreciation)	199,243	175,993	103,370	1,831	12,569	133,387	24,750	57,799
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	201,488	179,778	126,975	1,920	12,893	135,467	27,395	63,798

Increase (decrease) in net assets from operations	$185,827	171,130	120,939	1,726	12,226	137,916	25,453	61,756

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003			Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	142,302	4,257	62	5,185	52,909	33,150	—	26,764
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	11,229	—	32,824	16,464	—	—	10,139	—	—	12,160
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	147	—	—	471	3,947	—	16,744	1,077	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	3	—	—	—	850	—	3,781	271	—
Expenses — Mortality and expense risk charges administrative and enhanced rider expenses — Type IV (note 4a)	—	591	—	—	2,517	9,059	—	27,096	4,709	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	6	—	—	83	3,847	—	22,194	553	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(11,229)	(747)	109,478	(12,208)	(3,009)	(12,518)	42,770	(36,665)	(6,610)	14,604

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(138,072)	9,590	3,711	(98,380)	2,652	10,303	(33,140)	(2,505)	15,211	(27,561)
Unrealized appreciation (depreciation)	318,808	(7,900)	7,733	417,773	73,778	441,998	130,048	1,064,914	164,450	191,276
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	180,736	1,690	11,444	319,393	76,430	452,301	96,908	1,062,409	179,661	163,715

Increase (decrease) in net assets from operations	$169,507	943	120,922	307,185	73,421	439,783	139,678	1,025,744	173,051	178,319

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
	Year ended December 31, 2003		Year ended December 31, 2003				Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	4,546	102,203	201,557	308,718	—	—	—
Expenses — Mortality and expense risk charges
and administrative expenses — Type I (note 4a)	4,665	8,911	—	—	—	868	—	—	—
Expenses — Mortality and expense risk charges
and administrative expenses — Type II (note 4a)	—	—	409	7,394	29,436	54,106	—	—	1,750
Expenses — Mortality and expense risk charges
and administrative expenses — Type III (note 4a)	—	—	290	2,786	5,337	13,248	—	—	516
Expenses — Mortality and expense risk charges,
administrative and enhanced rider expenses — Type IV (note 4a)	—	—	534	9,150	23,630	55,280	—	322	2,321
Expenses — Mortality and expense risk charges,
administrative and enhanced rider expenses — Type V (note 4a)	—	—	1,703	3,219	23,120	26,834	—	51	90
Expenses — Mortality and expense risk charges
and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,665)	(8,911)	1,610	79,654	120,034	158,382	—	(373)	(4,677)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(165,631)	(107,897)	414	22,361	(11,831)	42,139	—	193	3,332
Unrealized appreciation (depreciation)	240,780	278,180	(1,537)	147,059	(43,310)	34,463	—	5,733	107,560
Capital gain distributions	—	—	—	—	31,860	47,001	—	—	—

Net realized and unrealized gain (loss) on investments	75,149	170,283	(1,123)	169,420	(23,281)	123,603	—	5,926	110,892

Increase (decrease) in net assets from operations	$70,484	161,372	487	249,074	96,753	281,985	—	5,553	106,215

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Salomon Brothers Variable Series Fund Inc.				Scudder Variable Series II			Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund —Class I	Salomon Brothers Variable Total Return Fund — Class I	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003			Year ended December 31, 2003			Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	2,722	18,992	1,850	—	1,992	—	205	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	2,606	4,386	1,677	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	55	—	—	—	55	206	35	1,047	196
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	—	—	—	109	—
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type IV (note 4a)	34	—	—	—	195	1,815	195	1,094	276
Expenses — Mortality and expense risk charges, administrative and enhanced rider expenses — Type V (note 4a)	—	—	—	—	64	—	—	373	28
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(89)	116	14,606	173	(314)	(29)	(230)	(2,418)	(500)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	14	(9,821)	17,870	(1,838)	5,699	4,111	(213)	6,161	1,392
Unrealized appreciation (depreciation)	2,210	59,067	(4,148)	15,893	2,697	43,522	7,012	53,297	5,922
Capital gain distributions	—	—	7,992	1,404	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	2,224	49,246	21,714	15,459	8,396	47,633	6,799	59,458	7,314

Increase (decrease) in net assets from operations	$2,135	49,362	36,320	15,632	8,082	47,604	6,569	57,040	6,814

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares		AIM V.I. Capital Appreciation Fund — Series I Shares
	Year Ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year Ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year Ended December 31,
					2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(222)	(1,704)	(220)	(3)	(2,434)	(1,553)
Net realized gain (loss) on investments	909	(378)	11	—	2,353	(8,545)
Unrealized appreciation (depreciation) on investments	3,831	35,247	3,956	(50)	40,731	(21,332)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	4,518	33,165	3,747	(53)	40,650	(31,430)

From capital transactions:
Net premiums	42,675	307,796	45,023	1,508	91,457	112,343
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—	—	—
Surrenders	(41)	(1,172)	—	—	(4,411)	(21,872)
Cost of insurance and administrative expenses (note 4a)	—	(10)	—	—	(51)	(9)
Transfers (to) from the Guarantee Account	(303)	25,471	8,546	14	57,881	22,241
Transfers (to) from other subaccounts	—	37	303	—	(14,817)	(5,731)

Increase (decrease) in net assets from capital transactions (note 5)	42,331	332,122	53,872	1,522	130,059	106,972

Increase (decrease) in net assets	46,849	365,287	57,619	1,469	170,709	75,542

Net assets at beginning of year	—	—	1,469	—	116,885	41,343

Net assets at end of year	$46,849	365,287	59,088	1,469	287,594	116,885

Changes in units (note 5):
Units purchased	3,767	28,441	4,792	151	17,478	15,471
Units redeemed	(4)	(101)	—	—	(2,256)	(3,168)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	3,763	28,340	4,792	151	15,222	12,303

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds (continued)				The Alger American Fund
	AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio — Class O Shares		Alger American Small Capitalization Portfolio — Class O Shares
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,736)	(1,292)	(11,194)	(6,430)	(10,429)	(13,234)	(9,111)	(10,186)
Net realized gain (loss) on investments	32,887	(2,578)	(16,440)	(15,788)	(69,061)	(208,136)	(154,811)	(162,282)
Unrealized appreciation (depreciation) on investments	102,764	(25,382)	232,102	(216,658)	295,112	(191,164)	385,397	(63,624)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	128,915	(29,252)	204,468	(238,876)	215,622	(412,534)	221,475	(236,092)

From capital transactions:
Net premiums	387,258	92,240	165,371	769,902	53,444	5,769	3,278	28,540
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	(4,676)	(20,529)	(16,989)	(21,189)	—	—	—
Surrenders	(6,053)	(1,490)	(103,133)	(9,250)	(27,247)	(69,952)	(73,201)	(41,088)
Cost of insurance and administrative expenses (note 4a)	(108)	(28)	(233)	(80)	(836)	(624)	(708)	(596)
Transfers (to) from the Guarantee Account	7,455	48,519	78,177	191,713	(22,225)	(39,402)	(4,957)	(25,065)
Transfers (to) from other subaccounts	(227,316)	4,535	(69,052)	(31,201)	(1,281)	(58,441)	24,073	(5,770)

Increase (decrease) in net assets from capital transactions (note 5)	161,236	139,100	50,601	904,095	(19,334)	(162,650)	(51,515)	(43,979)

Increase (decrease) in net assets	290,151	109,848	255,069	665,219	196,288	(575,184)	169,960	(280,071)

Net assets at beginning of year	151,510	41,662	837,925	172,706	666,809	1,241,993	596,464	876,535

Net assets at end of year	$441,661	151,510	1,092,994	837,925	863,097	666,809	766,424	596,464

Changes in units (note 5):
Units purchased	75,152	19,974	37,488	118,343	13,300	781	5,184	4,966
Units redeemed	(44,935)	(854)	(29,782)	(7,101)	(15,966)	(22,599)	(14,848)	(12,664)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	30,217	19,120	7,706	111,242	(2,666)	(21,818)	(9,664)	(7,698)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	AllianceBernstein Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Technology Portfolio — Class B
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Period from May 1, 2003 to December 31,
	2003	2002	2003	2002	2003	2002	2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(23,561)	(14,254)	(10,797)	(4,836)	(1,569)	(787)	(758)
Net realized gain (loss) on investments	(24,962)	(69,132)	9,507	(8,937)	(1,196)	480	2,121
Unrealized appreciation (depreciation) on investments	857,088	(389,776)	163,462	(103,284)	41,933	(25,717)	6,187
Capital gain distributions	—	52,051	—	—	—	—	—

Increase (decrease) in net assets from operations	808,565	(421,111)	162,172	(117,057)	39,168	(26,024)	7,550

From capital transactions:
Net premiums	1,222,199	1,711,960	662,559	203,915	290	72,852	118,358
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(157,095)	(44,032)	(268,517)	(6,927)	—	—	—
Surrenders	(165,310)	(72,635)	(27,125)	(11,728)	—	—	(1,860)
Cost of insurance and administrative expenses (note 4a)	(853)	(211)	(206)	(88)	(22)	—	—
Transfers (to) from the Guarantee Account	542,998	546,633	216,261	132,791	3,367	26,246	27,320
Transfers (to) from other subaccounts	286,576	(155,507)	28,397	(11,787)	7,794	913	39,498

Increase (decrease) in net assets from capital transactions (note 5)	1,728,515	1,986,208	611,369	306,176	11,429	100,011	183,316

Increase (decrease) in net assets	2,537,080	1,565,097	773,541	189,119	50,597	73,987	190,866

Net assets at beginning of year	2,025,977	460,880	395,692	206,573	77,613	3,626	—

Net assets at end of year	$4,563,057	2,025,977	1,169,233	395,692	128,210	77,613	190,866

Changes in units (note 5):
Units purchased	234,168	261,019	121,006	43,819	1,460	11,393	14,643
Units redeemed	(36,964)	(31,971)	(39,512)	(3,958)	(3)	—	(148)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	197,204	229,048	81,494	39,861	1,457	11,393	14,495

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	American Century Variable Portfolios, Inc.
	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(517)	(116)	(68)	(1,882)
Net realized gain (loss) on investments	566	23	4	4,983
Unrealized appreciation (depreciation) on investments	11,897	2,944	1,027	115,799
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	11,946	2,851	963	118,900

From capital transactions:
Net premiums	93,562	21,798	12,480	667,056
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—
Surrenders	—	—	—	(53)
Cost of insurance and administrative expenses (note 4a)	—	—	—	—
Transfers (to) from the Guarantee Account	1,211	—	5,034	22,225
Transfers (to) from other subaccounts	(6)	(253)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	94,767	21,545	17,514	689,228

Increase (decrease) in net assets	106,713	24,396	18,477	808,128

Net assets at beginning of year	—	—	—	—

Net assets at end of year	$106,713	24,396	18,477	808,128

Changes in units (note 5):
Units purchased	8,524	2,071	1,564	64,091
Units redeemed	(1)	(24)	—	(5)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	8,523	2,047	1,564	64,086

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares		Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Period from May 1, 2003 to December 31, 2003	Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2002	Period from May 1, 2003 to December 31, 2003	Year ended December 31,
					2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(109)	(1,943)	201	(38)	(1,086)	(285)
Net realized gain (loss) on investments	25	14,823	(93)	—	(424)	(246)
Unrealized appreciation (depreciation) on investments	4,152	7,989	(8,203)	—	20,752	(8,552)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	4,068	20,869	(8,095)	(38)	19,242	(9,083)

From capital transactions:
Net premiums	19,124	36,433	73,417	9,435	21,641	6,500
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	(42,584)	—	—	—	—
Surrenders	(27)	(11,363)	(5,556)	—	(3,659)	(1,437)
Cost of insurance and administrative expenses (note 4a)	—	(111)	(12)	—	(168)	(25)
Transfers (to) from the Guarantee Account	7,956	55,461	74,521	(1)	28,746	40,494
Transfers (to) from other subaccounts	—	(197,116)	1,726	722	2,886	1,910

Increase (decrease) in net assets from capital transactions (note 5)	27,053	(159,280)	144,096	10,156	49,446	47,442

Increase (decrease) in net assets	31,121	(138,411)	136,001	10,118	68,688	38,359

Net assets at beginning of year	—	138,411	2,410	—	47,404	9,045

Net assets at end of year	$31,121	—	138,411	10,118	116,092	47,404

Changes in units (note 5):
Units purchased	2,463	3,747	15,219	1,024	7,787	7,010
Units redeemed	(2)	(18,626)	(584)	—	(561)	(210)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	2,461	(14,879)	14,635	1,024	7,226	6,800

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Eaton Vance Variable Trust			Federated Insurance Series
	VT Floating- Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund	Federated American Leaders Fund II — Primary Shares		Federated Capital Income Fund II
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,
				2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1,214	(769)	(1,370)	957	(1,380)	19,797	19,253
Net realized gain (loss) on investments	1,900	4,415	41	(22,853)	(47,150)	(11,364)	(57,464)
Unrealized appreciation (depreciation) on investments	86	6,599	10,821	157,361	(138,331)	62,493	(108,972)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	3,200	10,245	9,492	135,465	(186,861)	70,926	(147,183)

From capital transactions:
Net premiums	971,081	124,899	228,877	503	4,657	300	2,850
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	(7,152)	1,675	—	1,614
Surrenders	(11,019)	—	(2)	(45,611)	(107,474)	(1,602)	(51,055)
Cost of insurance and administrative expenses (note 4a)	—	—	—	(544)	(547)	(391)	(364)
Transfers (to) from the Guarantee Account	43,004	18,297	37,373	(12,659)	(54,468)	106	21,648
Transfers (to) from other subaccounts	171,125	587	16	7,287	30,634	1,216	(8,113)

Increase (decrease) in net assets from capital transactions (note 5)	1,174,191	143,783	266,264	(58,176)	(125,523)	(371)	(33,420)

Increase (decrease) in net assets	1,177,391	154,028	275,756	77,289	(312,384)	70,556	(180,603)

Net assets at beginning of year	—	—	—	590,849	903,233	374,252	554,855

Net assets at end of year	$1,177,391	154,028	275,756	668,138	590,849	444,808	374,252

Changes in units (note 5):
Units purchased	117,614	13,856	20,729	981	4,271	227	4,871
Units redeemed	(1,093)	—	—	(8,293)	(18,757)	(275)	(11,568)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	116,521	13,856	20,729	(7,312)	(14,486)	(48)	(6,697)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series (continued)
	Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Kaufmann Fund II — Service Shares
	Year ended December 31,		Year ended December 31,		Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2002	Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$26,403	29,021	40,719	18,260	(1,258)	(196)	(1,915)
Net realized gain (loss) on investments	(10,795)	(25,818)	5,412	(5,857)	30,073	(27)	3,567
Unrealized appreciation (depreciation) on investments	65,371	(1,260)	104,652	(18,428)	2,729	(2,731)	22,114
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	80,979	1,943	150,783	(6,025)	31,544	(2,954)	23,766

From capital transactions:
Net premiums	600	8,337	614,799	423,746	124,995	18,607	269,522
Transfers (to) from the general account of GE Capital Life Assurance` Company of New York
Death benefits	—	(82,600)	—	(34,555)	—	—	—
Surrenders	(26,942)	(8,452)	(27,307)	(9,630)	(850)	(212)	(63,768)
Cost of insurance and administrative expenses (note 4a)	(219)	(215)	(185)	(42)	(16)	(6)	(15)
Transfers (to) from the Guarantee Account	2,432	32,651	105,174	199,900	5,055	1,890	36,571
Transfers (to) from other subaccounts	50,546	82,324	(99,590)	5,662	(199,370)	21,084	138,178

Increase (decrease) in net assets from capital transactions (note 5)	26,417	32,045	592,891	585,081	(70,186)	41,363	380,488

Increase (decrease) in net assets	107,397	33,988	743,674	579,056	(38,642)	38,409	404,254

Net assets at beginning of year	345,733	311,745	601,033	21,977	38,642	233	—

Net assets at end of year	$453,130	345,733	1,344,707	601,033	—	38,642	404,254

Changes in units (note 5):
Units purchased	7,054	14,981	65,032	64,696	9,166	5,288	35,502
Units redeemed	(3,574)	(11,097)	(11,488)	(4,549)	(14,456)	(28)	(5,107)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	3,480	3,884	53,544	60,147	(5,290)	5,260	30,395

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (VIP)
	VIP Equity-Income Portfolio — Initial Class		VIP Equity-Income Portfolio — Service Class 2	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31, 2003	Year ended December 31, 2002	Year ended December 31,		Year ended December 31,
	2003	2002			2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,653	6,295	(12,614)	(6,994)	(16,299)	(21,347)	(9,906)	(4,248)
Net realized gain (loss) on investments	(87,749)	(106,467)	52,973	(15,489)	(180,547)	(298,979)	(3,396)	(3,395)
Unrealized appreciation (depreciation) on investments	564,793	(380,508)	571,529	(137,470)	588,011	(385,754)	201,755	(98,003)
Capital gain distributions	—	48,116	—	4,679	—	—	—	—

Increase (decrease) in net assets from operations	484,697	(432,564)	611,888	(155,274)	391,165	(706,080)	188,453	(105,646)

From capital transactions:
Net premiums	66,680	28,095	1,949,030	673,210	19,394	13,935	352,821	330,999
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(63,432)	(20,024)	(25,760)	(41,529)	(12,629)	(17,612)	(4,458)	(2,211)
Surrenders	(116,970)	(85,053)	(116,149)	(16,254)	(79,235)	(115,072)	(20,018)	(4,184)
Cost of insurance and administrative expenses (note 4a)	(1,241)	(1,121)	(367)	(70)	(1,894)	(1,702)	(208)	(31)
Transfers (to) from the Guarantee Account	(18,881)	46,981	112,403	363,389	(65,072)	(14,750)	191,090	145,469
Transfers (to) from other subaccounts	72,644	66,402	(261,379)	64,752	13,080	(163,760)	4,106	(3,985)

Increase (decrease) in net assets from capital transactions (note 5)	(61,200)	35,280	1,657,778	1,043,498	(126,356)	(298,961)	523,333	466,057

Increase (decrease) in net assets	423,497	(397,284)	2,269,666	888,224	264,809	(1,005,041)	711,786	360,411
Net assets at beginning of year	1,786,875	2,184,159	1,058,845	170,621	1,367,771	2,372,812	421,367	60,956

Net assets at end of year	$2,210,372	1,786,875	3,328,511	1,058,845	1,632,580	1,367,771	1,133,153	421,367

Changes in units (note 5):
Units purchased	17,799	16,355	249,839	126,218	4,197	1,678	71,388	60,913
Units redeemed	(25,538)	(16,590)	(49,531)	(6,508)	(20,497)	(37,702)	(3,213)	(1,331)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	$(7,739)	(235)	200,308	119,710	(16,300)	(36,024)	68,175	59,582

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (VIP) (continued)		Fidelity Variable Insurance Products Fund II (VIP II)
	VIP Overseas Portfolio — Initial Class		VIP II Asset ManagerSM Portfolio — Initial Class		VIP II Contrafund® Portfolio — Initial Class		VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3,359)	(3,722)	7,951	9,209	(23,099)	(15,647)	(18,743)	(6,232)
Net realized gain (loss) on investments	(55,395)	(46,512)	(9,959)	(19,375)	(137,023)	(140,644)	23,055	(6,787)
Unrealized appreciation (depreciation) on investments	270,688	(88,093)	52,209	(32,931)	768,928	(159,657)	356,544	(67,174)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	211,934	(138,327)	50,201	(43,097)	608,806	(315,948)	360,856	(80,193)

From capital transactions:
Net premiums	8,859	—	—	1,993	8,360	28,048	1,074,047	754,666
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	(31,399)	1,676	(64,245)	(18,191)	(13,108)	—
Surrenders	(28,836)	(19,527)	(5,920)	(65,990)	(260,500)	(146,402)	(79,797)	(3,230)
Cost of insurance and administrative expenses (note 4a)	(384)	(385)	(280)	(208)	(2,428)	(2,402)	(263)	(18)
Transfers (to) from the Guarantee Account	(7,915)	(29,059)	(32,630)	51,045	(48,806)	(65,890)	300,467	154,959
Transfers (to) from other subaccounts	40,137	71,824	1,449	(4,447)	(90)	(51,425)	41,649	(36,511)

Increase (decrease) in net assets from capital transactions (note 5)	11,861	22,853	(68,780)	(15,931)	(367,709)	(256,262)	1,322,995	869,866

Increase (decrease) in net assets	223,795	(115,475)	(18,579)	(59,028)	241,097	(572,210)	1,683,851	789,673
Net assets at beginning of year	520,109	635,584	334,697	393,725	2,514,807	3,087,017	826,067	36,394

Net assets at end of year	$743,904	520,109	316,118	334,697	2,755,904	2,514,807	2,509,918	826,067

Changes in units (note 5):
Units purchased	3,885	10,089	145	7,346	811	2,830	143,990	95,794
Units redeemed	(2,956)	(6,892)	(7,005)	(9,487)	(36,680)	(28,756)	(9,493)	(4,176)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	929	3,197	(6,860)	(2,141)	(35,869)	(25,926)	134,497	91,618

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (VIP III)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio — Initial Class		VIP III Mid Cap Portfolio — Service Class 2
	Period from May 1, 2003 to December 31,	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(2,426)	189	(5,106)	(3,821)	(3,859)	(2,253)	(24,347)	(10,787)
Net realized gain (loss) on investments	—	(17,251)	(80,811)	(96)	(2,890)	(32,533)	(60,216)	28,974	(5,460)
Unrealized appreciation (depreciation) on investments	—	227,799	(166,660)	139,749	(57,098)	190,796	(118,509)	600,148	(91,127)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	208,122	(247,282)	134,547	(63,809)	154,404	(180,978)	604,775	(107,374)

From capital transactions:
Net premiums	—	1,889	42,960	490,767	422,725	9,489	14,773	779,733	1,051,006
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	(20,380)	(13,860)	(8,399)	(2,918)	(20,185)	—	(17,777)	(17,221)
Surrenders	—	(30,129)	(98,391)	(23,358)	(3,181)	(15,714)	(24,838)	(136,026)	(16,344)
Cost of insurance and administrative expenses (note 4a)	—	(1,288)	(1,151)	(220)	(31)	(644)	(628)	(260)	(83)
Transfers (to) from the Guarantee Account	—	(16,058)	(16,314)	92,428	64,855	(12,897)	5,603	210,191	241,102
Transfers (to) from other subaccounts	—	54,831	9,802	60,191	18,633	22,816	(79,943)	158,232	80,654

Increase (decrease) in net assets from capital transactions (note 5)	—	(11,135)	(76,954)	611,409	500,083	(17,135)	(85,033)	994,093	1,339,114

Increase (decrease) in net assets	—	196,987	(324,236)	745,956	436,274	137,269	(266,011)	1,598,868	1,231,740

Net assets at beginning of year	—	972,628	1,296,864	477,679	41,405	568,215	834,226	1,346,101	114,361

Net assets at end of year	$—	1,169,615	972,628	1,223,635	477,679	705,484	568,215	2,944,969	1,346,101

Changes in units (note 5):
Units purchased	—	9,464	7,904	70,795	56,429	5,630	2,914	106,053	143,981
Units redeemed	—	(11,293)	(19,265)	(3,523)	(711)	(8,631)	(15,280)	(14,263)	(3,536)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	—	(1,829)	(11,361)	67,272	55,718	(3,001)	(12,366)	91,790	140,445

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(269)	(344)	(1,149)	(37)
Net realized gain (loss) on investments	101	35	(1,182)	37
Unrealized appreciation (depreciation) on investments	6,831	10,218	44,373	(5,284)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	6,663	9,909	42,042	(5,284)

From capital transactions:
Net premiums	43,528	102,061	500,883	25,383
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—
Surrenders	—	—	(933)	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—
Transfers (to) from the Guarantee Account	37,493	28,150	11,465	11,198
Transfers (to) from other subaccounts	(208)	—	(206)	(242)

Increase (decrease) in net assets from capital transactions (note 5)	80,813	130,211	511,209	36,339

Increase (decrease) in net assets	87,476	140,120	553,251	31,055

Net assets at beginning of year	—	—	—	—

Net assets at end of year	$87,476	140,120	553,251	31,055

Changes in units (note 5):
Units purchased	7,128	11,623	44,536	2,392
Units redeemed	(18)	—	(99)	(22)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	7,110	11,623	44,437	2,370

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,550	(1,648)	107,225	29,248	(1,180)	(1,027)
Net realized gain (loss) on investments	32,047	3,856	26,583	19,853	6,584	(127,659)
Unrealized appreciation (depreciation) on investments	(8,457)	34,626	(114,273)	54,601	62,650	73,776
Capital gain distributions	—	—	18,890	21,672	—	—

Increase (decrease) in net assets from operations	26,140	36,834	38,425	125,374	68,054	(54,910)

From capital transactions:
Net premiums	—	—	791,080	76,780	500	1,100
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	(53,722)	—	—
Surrenders	(1,456)	(2,542)	(145,195)	(92,912)	(46,698)	(12,351)
Cost of insurance and administrative expenses (note 4a)	(165)	(92)	(1,100)	(573)	(176)	(131)
Transfers (to) from the Guarantee Account	3,430	(17,206)	225,284	(69,209)	1,719	(7,830)
Transfers (to) from other subaccounts	(104,856)	102,945	(28,098)	574,548	(4,854)	9,746

Increase (decrease) in net assets from capital transactions (note 5)	(103,047)	83,105	841,971	434,912	(49,509)	(9,466)

Increase (decrease) in net assets	(76,908)	119,939	880,396	560,286	18,545	(64,376)

Net assets at beginning of year	289,069	169,130	1,810,819	1,250,533	206,500	270,876

Net assets at end of year	$212,161	289,069	2,691,215	1,810,819	225,045	206,500

Changes in units (note 5):
Units purchased	300	10,934	103,226	53,969	362	1,500
Units redeemed	(9,281)	(2,127)	(17,711)	(16,878)	(7,030)	(971)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	(8,981)	8,807	85,515	37,091	(6,668)	529

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1,629	(7,109)	(37,622)	864	(26,648)	(28,216)
Net realized gain (loss) on investments	(20,454)	(45,879)	—	—	(67,950)	(39,114)
Unrealized appreciation (depreciation) on investments	838,544	(366,604)	—	—	612,558	(469,962)
Capital gain distributions	—	13,133	—	33	—	10

Increase (decrease) in net assets from operations	819,719	(406,459)	(37,622)	897	517,960	(537,282)

From capital transactions:
Net premiums	832,300	1,330,733	2,885,114	5,318,428	338,427	589,933
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(129,281)	(49,720)	(289,930)	—	(32,311)	—
Surrenders	(107,363)	(76,705)	(454,527)	(579,326)	(133,336)	(106,477)
Cost of insurance and administrative expenses (note 4a)	(1,563)	(932)	(2,756)	(1,848)	(2,100)	(1,460)
Transfers (to) from the Guarantee Account	130,142	339,189	(1,861,654)	(414,260)	52,132	(8,254)
Transfers (to) from other subaccounts	71,398	233,957	(2,308,292)	(4,084,587)	(18,987)	74,446

Increase (decrease) in net assets from capital transactions (note 5)	795,633	1,776,522	(2,032,045)	238,407	203,825	548,188

Increase (decrease) in net assets	1,615,352	1,370,063	(2,069,667)	239,304	721,785	10,906

Net assets at beginning of year	2,316,721	946,658	6,587,666	6,348,362	1,940,080	1,929,174

Net assets at end of year	$3,932,073	2,316,721	4,517,999	6,587,666	2,661,865	1,940,080

Changes in units (note 5):
Units purchased	106,352	197,941	442,915	30,337,093	34,938	73,216
Units redeemed	(24,424)	(13,284)	(744,412)	(28,974,657)	(16,763)	(12,763)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	81,928	184,657	(301,497)	1,362,436	18,175	60,453

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets From operations:
Net investment income (expense)	$23,208	7,114	15,410	21,637	(37,474)	(10,929)
Net realized gain (loss) on investments	(329)	1,959	(331,757)	(566,336)	(13,400)	(9,165)
Unrealized appreciation (depreciation) on investments	87,572	(41,065)	3,760,847	(2,206,745)	683,924	(215,625)
Capital gain distributions	45,303	14,127	—	20,854	—	9,684

Increase (decrease) in net assets from operations	155,754	(17,865)	3,444,500	(2,730,590)	633,050	(226,035)

From capital transactions:
Net premiums	324,567	—	3,966,922	5,939,912	1,119,841	1,807,441
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	(78,957)	(136,034)	(88,425)	—
Surrenders	(20,410)	(45,959)	(773,100)	(685,041)	(103,524)	(28,297)
Cost of insurance and administrative expenses (note 4a)	(292)	(204)	(8,064)	(6,231)	(297)	(17)
Transfers (to) from the Guarantee Account	56,226	(4,906)	959,994	294,060	181,231	219,330
Transfers (to) from other subaccounts	299,643	102,060	65,643	(35,188)	90,499	135,591

Increase (decrease) in net assets from capital transactions (note 5)	659,734	50,991	4,132,438	5,371,478	1,199,325	2,134,048

Increase (decrease) in net assets	815,488	33,126	7,576,937	2,640,888	1,832,375	1,908,013

Net assets at beginning of year	266,698	233,572	11,420,981	8,780,093	2,023,269	115,256

Net assets at end of year	$1,082,186	266,698	18,997,918	11,420,981	3,855,644	2,023,269

Changes in units (note 5):
Units purchased	54,911	6,360	591,659	773,600	144,899	219,079
Units redeemed	(1,671)	(3,186)	(100,473)	(106,007)	(20,057)	(2,869)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	53,240	3,174	491,186	667,593	124,842	216,210

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,823	6,358	(15,719)	(18,027)	1,817	272
Net realized gain (loss) on investments	(22,824)	(26,211)	(105,143)	(95,094)	(9,155)	(1,884)
Unrealized appreciation (depreciation) on investments	195,043	(96,162)	739,458	(671,370)	191,033	(60,684)
Capital gain distributions	—	8,226	—	—	—	—

Increase (decrease) in net assets from operations	175,042	(107,789)	618,596	(784,491)	183,695	(62,296)

From capital transactions:
Net premiums	477,852	2,812	195,002	800,888	303,507	438,603
Transfers (to) from the general account of GE Capital Life Assurance Company of New York	—	—	—	—	—	—
Death benefits	(39,613)	(13,116)	(25,432)	(72,559)	—	(2,902)
Surrenders	(133,898)	(34,727)	(188,918)	(234,857)	(22,378)	(10,577)
Cost of insurance and administrative expenses (note 4a)	(939)	(884)	(3,209)	(2,163)	(169)	(36)
Transfers (to) from the Guarantee Account	94,962	(6,750)	17,644	66,341	122,233	233,323
Transfers (to) from other subaccounts	166,428	(31,704)	(52,581)	(21,899)	65,029	3,445

Increase (decrease) in net assets from capital transactions (note 5)	564,792	(84,369)	(57,494)	535,751	468,222	661,856

Increase (decrease) in net assets	739,834	(192,158)	561,102	(248,740)	651,916	599,560

Net assets at beginning of year	798,492	990,650	2,994,162	3,242,902	622,790	23,230

Net assets at end of year	$1,538,326	798,492	3,555,264	2,994,162	1,274,706	622,790

Changes in units (note 5):
Units purchased	68,508	286	21,497	98,665	56,456	80,646
Units redeemed	(16,185)	(8,754)	(27,247)	(37,747)	(2,597)	(1,609)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	52,323	(8,468)	(5,750)	60,918	53,859	79,037

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Greenwich Street Series Fund
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Salomon Brothers Variable Emerging Growth Fund — Class II
	Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	158	(9)	(7,219)	(7,669)	(56)
Net realized gain (loss) on investments	(4,536)	(17,273)	25,156	31,964	388
Unrealized appreciation (depreciation) on investments	87,655	(34,298)	320,219	(154,617)	1,526
Capital gain distributions	—	—	17,491	4,423	—

Increase (decrease) in net assets from operations	83,277	(51,580)	355,647	(125,899)	1,858

From capital transactions:
Net premiums	—	—	6,977	137,653	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	(8,858)	(1,313)	—
Surrenders	(10,486)	(35,159)	(72,088)	(118,700)	(2,202)
Cost of insurance and administrative expenses (note 4a)	(238)	(276)	(732)	(656)	—
Transfers (to) from the Guarantee Account	6,017	(2,289)	(74,968)	(95,638)	4,648
Transfers (to) from other subaccounts	58,418	(3,123)	90,893	124,660	27,453

Increase (decrease) in net assets from capital transactions (note 5)	53,711	(40,847)	(58,776)	46,006	29,899

Increase (decrease) in net assets	136,988	(92,427)	296,871	(79,893)	31,757
Net assets at beginning of year	316,065	408,492	1,407,670	1,487,563	—

Net assets at end of year	453,053	316,065	1,704,541	1,407,670	31,757

Changes in units (note 5):
Units purchased	8,781	—	8,072	2,188	2,716
Units redeemed	(1,462)	(5,624)	(12,902)	(1,404)	(187)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	7,319	(5,624)	(4,830)	784	2,529

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Balanced Portfolio — Institutional Shares		Balanced Portfolio — Service Shares		Capital Appreciation Portfolio — Institutional Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$39,659	55,782	12,598	21,436	(30,258)	(33,316)
Net realized gain (loss) on investments	(132,519)	(163,055)	7,431	(11,412)	(277,228)	(477,542)
Unrealized appreciation (depreciation) on investments	681,555	(357,278)	448,895	(130,260)	873,675	(221,244)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	588,695	(464,551)	468,924	(120,236)	566,189	(732,102)

From capital transactions:
Net premiums	58,655	206,763	772,330	1,203,051	4,604	17,682
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(45,777)	(2,564)	(136,913)	(52,616)	(24,603)	(1,783)
Surrenders	(256,257)	(231,282)	(160,897)	(39,939)	(157,888)	(258,258)
Cost of insurance and administrative expenses (note 4a)	(3,547)	(3,374)	(1,159)	(307)	(3,010)	(3,084)
Transfers (to) from the Guarantee Account	(136,107)	(179,631)	368,732	603,227	(21,566)	(129,636)
Transfers (to) from other subaccounts	(166,647)	(98,899)	375,703	1,138,502	(87,145)	(350,368)

Increase (decrease) in net assets from capital transactions (note 5)	(549,680)	(308,987)	1,217,796	2,851,918	(289,608)	(725,447)

Increase (decrease) in net assets	39,015	(773,538)	1,686,720	2,731,682	276,581	(1,457,549)

Net assets at beginning of year	5,098,279	5,871,817	3,081,802	350,120	3,195,982	4,653,531

Net assets at end of year	$5,137,294	5,098,279	4,768,522	3,081,802	3,472,563	3,195,982

Changes in units (note 5):
Units purchased	4,820	20,125	162,323	315,754	449	1,677
Units redeemed	(49,977)	(47,445)	(32,029)	(9,860)	(28,650)	(70,261)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	(45,157)	(27,320)	130,294	305,894	(28,201)	(68,584)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio — Institutional Shares		Global Life Sciences Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,662)	(1,792)	13,535	11,464	(2,179)	(940)
Net realized gain (loss) on investments	4,195	(5,530)	4,254	956	(2,774)	(1,233)
Unrealized appreciation (depreciation) on investments	36,677	(22,012)	660	14,823	35,299	(18,987)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	38,210	(29,334)	18,449	27,243	30,346	(21,160)

From capital transactions:
Net premiums	40,172	143,325	—	—	24,394	81,802
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(11,209)	(13,646)	—	—	(4,834)	(8,897)
Surrenders	(10,353)	(220)	(90,597)	(5,521)	(8,381)	(556)
Cost of insurance and administrative expenses (note 4a)	(47)	(50)	(198)	(120)	(32)	(4)
Transfers (to) from the Guarantee Account	14,794	22,841	(2,156)	11,252	20,988	33,680
Transfers (to) from other subaccounts	(3,516)	(4,477)	68,839	172,199	13,168	(505)

Increase (decrease) in net assets from capital transactions (note 5)	29,841	147,773	(24,112)	177,810	45,303	105,520

Increase (decrease) in net assets	68,051	118,439	(5,663)	205,053	75,649	84,360
Net assets at beginning of year	167,347	48,908	426,292	221,239	95,943	11,583

Net assets at end of year	$235,398	167,347	420,629	426,292	171,592	95,943

Changes in units (note 5):
Units purchased	7,410	19,321	5,853	15,407	7,611	13,378
Units redeemed	(3,404)	(2,142)	(7,894)	(474)	(1,723)	(1,152)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	4,006	17,178	(2,041)	14,933	5,888	12,226

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Global Technology Portfolio — Service Shares		Growth Portfolio — Institutional Shares		Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,273)	(517)	(26,699)	(35,956)	(4,444)	(2,088)
Net realized gain (loss) on investments	12,956	(497)	(341,311)	(444,902)	(425)	(727)
Unrealized appreciation (depreciation) on investments	20,265	(12,638)	903,809	(347,869)	84,446	(40,480)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	31,948	(13,652)	535,799	(828,727)	79,577	(43,295)

From capital transactions:
Net premiums	5,608	67,949	9,465	9,674	51,243	108,241
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(38,434)	—	(443)	—	(4,520)	—
Surrenders	(2,703)	(507)	(202,100)	(105,611)	(4,073)	(1,606)
Cost of insurance and administrative expenses (note 4a)	(25)	(5)	(1,704)	(2,006)	(53)	(18)
Transfers (to) from the Guarantee Account	3,708	915	(27,553)	(68,113)	24,543	94,307
Transfers (to) from other subaccounts	2,097	100	1,848	(262,504)	22,443	2,734

Increase (decrease) in net assets from capital transactions (note 5)	(29,749)	68,452	(220,487)	(428,560)	89,583	203,658

Increase (decrease) in net assets	2,199	54,800	315,312	(1,257,287)	169,160	160,363
Net assets at beginning of year	76,386	21,586	1,917,812	3,175,099	200,426	40,063

Net assets at end of year	$78,585	76,386	2,233,124	1,917,812	369,586	200,426

Changes in units (note 5):
Units purchased	1,559	11,393	1,419	1,209	14,717	27,960
Units redeemed	(5,444)	(85)	(29,175)	(54,497)	(1,293)	(221)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(3,885)	11,308	(27,756)	(53,288)	13,424	27,739

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	International Growth Portfolio — Institutional Shares		International Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	(1,956)	(7,539)	(1,587)	(458)
Net realized gain (loss) on investments	(123,815)	(234,971)	12,464	(462)
Unrealized appreciation (depreciation) on investments	463,949	(182,302)	89,259	(17,365)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	338,178	(424,812)	100,136	(18,285)

From capital transactions:
Net premiums	2,740	6,046	347,304	83,956
Transfers (to) from the general account of GE Capital Life Assurance company of New York
Death benefits	(18,418)	(1,838)	(114,675)	—
Surrenders	(43,849)	(56,593)	(3,720)	(484)
Cost of insurance and administrative expenses (note 4a)	(1,195)	(1,191)	(39)	(10)
Transfers (to) from the Guarantee Account	8,417	(42,795)	92,741	29,797
Transfers (to) from other subaccounts	(8,380)	(68,189)	3,933	1,320

Increase (decrease) in net assets from capital transactions (note 5)	(60,685)	(164,560)	325,544	114,579

Increase (decrease) in net assets	277,493	(589,372)	425,680	96,294
Net assets at beginning of year	1,062,207	1,651,579	115,199	18,905

Net assets at end of year	1,339,700	1,062,207	540,879	115,199

Changes in units (note 5):
Units purchased	1,192	709	57,042	15,009
Units redeemed	(8,362)	(20,024)	(15,237)	(64)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(7,170)	(19,315)	41,805	14,945

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Mid Cap Growth Portfolio — Institutional Shares		Mid Cap Growth Portfolio — Service Shares		Worldwide Growth Portfolio — Institutional Shares		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(36,643)	(40,405)	(3,340)	(1,571)	(5,767)	(13,995)	(4,210)	(1,563)
Net realized gain (loss) on investments	(585,168)	(850,946)	488	(1,307)	(387,089)	(395,540)	(3,321)	(2,311)
Unrealized appreciation (depreciation) on investments	1,377,342	(165,499)	66,525	(25,385)	765,761	(389,293)	144,258	(80,645)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	755,531	(1,056,850)	63,673	(28,263)	372,905	(798,828)	136,727	(84,519)

From capital transactions:
Net premiums	37,016	42,266	47,365	93,968	28,138	33,823	84,445	429,314
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(17,839)	(3,781)	—	(3,299)	537	(6,725)	—	(2,306)
Surrenders	(75,011)	(124,409)	(8,489)	(732)	(119,719)	(62,900)	(17,746)	(6,906)
Cost of insurance and administrative expenses (note 4a)	(3,119)	(2,847)	(63)	(28)	(1,732)	(1,831)	(113)	(33)
Transfers (to) from the Guarantee Account	8,510	(81,744)	22,457	73,499	(49,296)	(91,130)	40,058	133,625
Transfers (to) from other subaccounts	(20,613)	(150,938)	(29,256)	(463)	(112,676)	(268,124)	5,172	(1,169)

Increase (decrease) in net assets from capital transactions (note 5)	(71,056)	(321,453)	32,014	162,945	(254,748)	(396,887)	111,816	552,525

Increase (decrease) in net assets	684,475	(1,378,303)	95,687	134,682	118,157	(1,195,715)	248,543	468,006

Net assets at beginning of year	2,356,658	3,734,961	170,318	35,636	1,942,343	3,138,058	492,435	24,429

Net assets at end of year	3,041,133	2,356,658	266,005	170,318	2,060,500	1,942,343	740,978	492,435

Changes in units (note 5):
Units purchased	7,809	5,324	11,408	24,063	3,998	4,166	19,725	70,641
Units redeemed	(17,966)	(45,906)	(6,178)	(648)	(38,177)	(52,583)	(2,716)	(1,304)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	(10,157)	(40,582)	5,230	23,415	(34,179)	(48,417)	17,009	69,337

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	J.P. Morgan Series Trust II
	Bond Portfolio		International Opportunities Portfolio		Mid Cap Value Portfolio
	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(949)	—	(136)	—	(5,346)	(3)
Net realized gain (loss) on investments	(282)	—	386	—	11,541	—
Unrealized appreciation (depreciation) on investments	4,527	—	3,304	—	122,907	25
Capital gain distributions	244	—	—	—	—	—

Increase (decrease) in net assets from operations	3,540	—	3,554	—	129,102	22

From capital transactions:
Net premiums	281,228	—	21,457	—	630,155	1,508
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—	—	—
Surrenders	(2,614)	—	—	—	(1,913)	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	48,084	—	(29)	—	83,729	14
Transfers (to) from other subaccounts	832	—	(279)	—	(905)	—

Increase (decrease) in net assets from capital transactions (note 5)	327,530	—	21,149	—	711,066	1,522

Increase (decrease) in net assets	331,070	—	24,703	—	840,168	1,544
Net assets at beginning of year	—	—	—	—	1,544	—

Net assets at end of year	331,070	—	24,703	—	841,712	1,544

Changes in units (note 5):
Units purchased	32,075	—	1,948	—	65,041	152
Units redeemed	(254)	—	(25)	—	(257)	—

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	$31,821	—	1,923	—	64,784	152

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	J.P. Morgan Series Trust II (continued)
	Small Company Portfolio		U.S. Large Cap Core Equity Portfolio
	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(518)	—	(117)	—
Net realized gain (loss) on investments	200	—	95	—
Unrealized appreciation (depreciation) on investments	11,953	—	2,773	—
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	11,635	—	2,751	—

From capital transactions:
Net premiums	56,143	—	52,395	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—
Surrenders	—	—	(917)	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—
Transfers (to) from the Guarantee Account	29,533	—	(65)	—
Transfers (to) from other subaccounts	(925)	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	84,751	—	51,413	—

Increase (decrease) in net assets	96,386	—	54,164	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	96,386	—	54,164	—

Changes in units (note 5):
Units purchased	7,577	—	4,452	—
Units redeemed	(82)	—	(78)	—

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	$7,495	—	4,374	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(15,661)	(5,890)	(8,648)	(4,023)	(6,036)	(850)
Net realized gain (loss) on investments	2,245	(2,327)	3,785	(9,475)	23,605	(412)
Unrealized appreciation (depreciation) on investments	199,243	(96,553)	175,993	(97,021)	103,370	(15,270)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	185,827	(104,770)	171,130	(110,519)	120,939	(16,532)

From capital transactions:
Net premiums	326,005	328,402	443,487	449,303	374,058	89,085
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(98,222)	(4,229)	(231,735)	(21,207)	(85,751)	—
Surrenders	(26,815)	(7,424)	(22,821)	(6,582)	(5,386)	(1,825)
Cost of insurance and administrative expenses (note 4a)	(121)	(17)	(172)	(16)	(53)	(3)
Transfers (to) from the Guarantee Account	196,297	213,621	313,251	159,265	132,490	55,070
Transfers (to) from other subaccounts	44,842	291,699	65,960	(8,408)	51,329	1,316

Increase (decrease) in net assets from capital transactions (note 5)	441,986	822,052	567,970	572,355	466,687	143,643

Increase (decrease) in net assets	627,813	717,282	739,100	461,836	587,626	127,111

Net assets at beginning of year	741,172	23,890	485,810	23,974	131,258	4,147

Net assets at end of year	1,368,985	741,172	1,224,910	485,810	718,884	131,258

Changes in units (note 5):
Units purchased	74,130	109,298	102,632	66,736	70,960	19,593
Units redeemed	(16,411)	(1,524)	(31,836)	(4,197)	(11,616)	(245)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	$57,719	107,774	70,796	62,539	59,344	19,348

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust (continued)
	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
				2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(194)	(667)	(3)	2,449	1,402
Net realized gain (loss) on investments	89	324	—	2,080	(4,325)
Unrealized appreciation (depreciation) on investments	1,831	12,569	4	133,387	(37,777)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	1,726	12,226	1	137,916	(40,700)

From capital transactions:
Net premiums	54,776	181,671	1,508	115,472	236,370
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	415	—
Surrenders	(39)	(1,782)	—	(22,653)	(6,549)
Cost of insurance and administrative expenses (note 4a)	—	—	—	(119)	(31)
Transfers (to) from the Guarantee Account	33,496	9,408	13	28,010	110,494
Transfers (to) from other subaccounts	9	1,347	—	3,957	867

Increase (decrease) in net assets from capital transactions (note 5)	88,242	190,644	1,521	125,082	341,151

Increase (decrease) in net assets	89,968	202,870	1,522	262,998	300,451

Net assets at beginning of year	—	1,522	—	339,617	39,166

Net assets at end of year	$89,968	204,392	1,522	602,615	339,617

Changes in units (note 5):
Units purchased	8,086	17,859	152	19,805	50,707
Units redeemed	(4)	(165)	—	(3,058)	(961)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	8,082	17,694	152	16,747	49,746

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Nations Separate Account Trust		Oppenheimer Variable Account Funds
	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio	Oppenheimer Aggressive Growth Fund/VA
	Period from May 1, 2003 to December 31,	Period from May 1, 2003 to December 31,	Year ended December 31,
	2003	2003	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,942)	(2,042)	(11,229)	(6,380)
Net realized gain (loss) on investments	2,645	5,999	(138,072)	(187,834)
Unrealized appreciation (depreciation) on investments	24,750	57,799	318,808	(128,839)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	25,453	61,756	169,507	(323,053)

From capital transactions:
Net premiums	402,548	417,962	11,242	18,023
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—
Surrenders	(5,081)	(4,378)	(60,047)	(33,851)
Cost of insurance and administrative expenses (note 4a)	—	—	(1,119)	(1,105)
Transfers (to) from the Guarantee Account	13,929	10,758	7,580	(35,780)
Transfers (to) from other subaccounts	168,208	241,744	39,339	(25,166)

Increase (decrease) in net assets from capital transactions (note 5)	579,604	666,086	(3,005)	(77,879)

Increase (decrease) in net assets	605,057	727,842	166,502	(400,932)

Net assets at beginning of year	—	—	720,226	1,121,158

Net assets at end of year	$605,057	727,842	886,728	720,226

Changes in units (note 5):
Units purchased	49,402	54,731	9,843	2,476
Units redeemed	(429)	(358)	(10,348)	(12,798)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	48,973	54,373	(505)	(10,322)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(747)	109,478	119,151	(12,208)	(10,941)
Net realized gain (loss) on investments	9,590	3,711	(10,629)	(98,380)	(198,619)
Unrealized appreciation (depreciation) on investments	(7,900)	7,733	58,725	417,773	(288,389)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	943	120,922	167,247	307,185	(497,949)

From capital transactions:
Net premiums	72,202	4,500	94,166	29,515	22,329
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	(8,492)	(47,169)	7,635
Surrenders	(54,267)	(376,392)	(95,641)	(78,198)	(110,266)
Cost of insurance and administrative expenses (note 4a)	—	(1,637)	(1,638)	(1,436)	(1,390)
Transfers (to) from the Guarantee Account	3,700	(27,096)	6,948	78,800	(138,387)
Transfers (to) from other subaccounts	68,616	(185,686)	457,041	124,523	(38,780)

Increase (decrease) in net assets from capital transactions (note 5)	90,251	(586,311)	452,384	106,035	(258,859)

Increase (decrease) in net assets	91,194	(465,389)	619,631	413,220	(756,808)

Net assets at beginning of year	—	2,537,333	1,917,702	1,040,977	1,797,785

Net assets at end of year	$91,194	2,071,944	2,537,333	1,454,197	1,040,977

Changes in units (note 5):
Units purchased	12,222	369	49,496	21,021	3,342
Units redeemed	(4,618)	(48,517)	(9,372)	(11,447)	(31,885)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	7,604	(48,148)	40,124	9,574	(28,543)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3,009)	(12,518)	(4,324)	42,770	78,425
Net realized gain (loss) on investments	2,652	10,303	(10,412)	(33,140)	(81,726)
Unrealized appreciation (depreciation) on investments	73,778	441,998	(68,170)	130,048	(44,530)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	73,421	439,783	(82,906)	139,678	(47,831)

From capital transactions:
Net premiums	780,020	609,930	475,854	8,453	500
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	(15,567)	(15,260)	—	(8,679)
Surrenders	(1,221)	(33,858)	(18,198)	(35,887)	(21,997)
Cost of insurance and administrative expenses (note 4a)	(10)	(282)	(44)	(474)	(396)
Transfers (to) from the Guarantee Account	119,769	143,488	136,027	(3,813)	5,233
Transfers (to) from other subaccounts	(63)	89,204	146,817	(171,015)	(77,022)

Increase (decrease) in net assets from capital transactions (note 5)	898,495	792,915	725,196	(202,736)	(102,361)

Increase (decrease) in net assets	971,916	1,232,698	642,290	(63,058)	(150,192)

Net assets at beginning of year	—	681,858	39,568	731,586	881,778

Net assets at end of year	$971,916	1,914,556	681,858	668,528	731,586

Changes in units (note 5):
Units purchased	76,380	97,905	91,904	864	726
Units redeemed	(110)	(5,787)	(4,076)	(21,583)	(13,842)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	76,270	92,118	87,828	(20,719)	(13,116)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer Main Street Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2003	2002			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(36,665)	(23,424)	(6,610)	(3)	14,604	18,889
Net realized gain (loss) on investments	(2,505)	(16,143)	15,211	—	(27,561)	(27,674)
Unrealized appreciation (depreciation) on investments	1,064,914	(378,953)	164,450	(26)	191,276	(131,304)
Capital gain distributions	—	—	—	—	—	13,535

Increase (decrease) in net assets from operations	1,025,744	(418,520)	173,051	(29)	178,319	(126,554)

From capital transactions:
Net premiums	1,549,153	2,336,042	796,161	1,508	504	17,832
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(48,040)	(37,719)	—	—	(1,135)	(15,993)
Surrenders	(185,322)	(37,264)	(4,228)	—	(31,344)	(48,246)
Cost of insurance and administrative expenses (note 4a)	(784)	(166)	—	—	(600)	(552)
Transfers (to) from the Guarantee Account	467,657	577,162	170,413	29	(41,632)	165,724
Transfers (to) from other subaccounts	(163,510)	638,798	98,076	—	(147,907)	(5,592)

Increase (decrease) in net assets from capital transactions (note 5)	1,619,154	3,476,853	1,060,422	1,537	(222,114)	113,173

Increase (decrease) in net assets	2,644,898	3,058,333	1,233,473	1,508	(43,795)	(13,381)

Net assets at beginning of year	3,192,016	133,683	1,508	—	908,221	921,602

Net assets at end of year	$5,836,914	3,192,016	1,234,981	1,508	864,426	908,221

Changes in units (note 5):
Units purchased	242,329	411,537	92,498	160	46	14,935
Units redeemed	(47,667)	(8,773)	(368)	—	(20,275)	(5,741)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	194,662	402,764	92,130	160	(20,229)	9,194

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,665)	(6,521)	(8,911)	(11,022)	1,610	1,302
Net realized gain (loss) on investments	(165,631)	(157,603)	(107,897)	(90,868)	414	82
Unrealized appreciation (depreciation) on investments	240,780	(19,833)	278,180	(182,717)	(1,537)	3,710
Capital gain distributions	—	—	—	—	—	641

Increase (decrease) in net assets from operations	70,484	(183,957)	161,372	(284,607)	487	5,735

From capital transactions:
Net premiums	562	3,515	—	27,964	570	125,394
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—	—	—
Surrenders	(45,958)	(29,519)	(27,350)	(23,921)	(3,880)	(1,212)
Cost of insurance and administrative expenses (note 4a)	(727)	(584)	(614)	(525)	(28)	(13)
Transfers (to) from the Guarantee Account	(14,423)	(11,007)	(1,422)	(39,041)	4,997	9,143
Transfers (to) from other subaccounts	(13,715)	(39,755)	(31,958)	(41,224)	4,966	12,685

Increase (decrease) in net assets from capital transactions (note 5)	(74,261)	(77,350)	(61,344)	(76,747)	6,625	145,997

Increase (decrease) in net assets	(3,777)	(261,307)	100,028	(361,354)	7,112	151,732

Net assets at beginning of year	342,395	603,702	613,479	974,833	170,497	18,765

Net assets at end of year	$338,618	342,395	713,507	613,479	177,609	170,497

Changes in units (note 5):
Units purchased	79	495	—	2,913	957	14,179
Units redeemed	(10,567)	(11,410)	(7,478)	(10,850)	(369)	(118)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	(10,488)	(10,915)	(7,478)	(7,937)	588	14,061

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust (continued)
	High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$79,654	29,794	120,034	40,131	158,382	88,808
Net realized gain (loss) on investments	22,361	(5,145)	(11,831)	37,069	42,139	6,954
Unrealized appreciation (depreciation) on investments	147,059	(2,657)	(43,310)	22,432	34,463	155,010
Capital gain distributions	—	—	31,860	179,179	47,001	89,326

Increase (decrease) in net assets from operations	249,074	21,992	96,753	278,811	281,985	340,098

From capital transactions:
Net premiums	986,786	629,113	838,141	2,813,285	2,756,062	5,781,708
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	(74,240)	(7,069)	(189,250)	(55,892)	(129,468)	(80,226)
Surrenders	(49,373)	(9,423)	(252,576)	(41,375)	(517,838)	(126,775)
Cost of insurance and administrative expenses (note 4a)	(228)	(35)	(826)	(135)	(1,291)	(147)
Transfers (to) from the Guarantee Account	269,625	178,547	269,546	470,113	813,684	931,653
Transfers (to) from other subaccounts	47,172	28,283	40,436	765,441	780,606	551,357

Increase (decrease) in net assets from capital transactions (note 5)	1,179,742	819,416	705,471	3,951,437	3,701,755	7,057,570

Increase (decrease) in net assets	1,428,816	841,408	802,224	4,230,248	3,983,740	7,397,668

Net assets at beginning of year	898,723	57,315	4,468,676	238,428	7,628,177	230,509

Net assets at end of year	$2,327,539	898,723	5,270,900	4,468,676	11,611,917	7,628,177

Changes in units (note 5):
Units purchased	116,427	88,358	94,939	358,257	387,579	690,450
Units redeemed	(11,115)	(1,733)	(37,038)	(8,598)	(57,572)	(19,579)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	105,312	86,625	57,901	349,659	330,007	670,871

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	The Prudential Series Fund, Inc.		Rydex Variable Trust
	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31,
			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(373)	(4,677)	(1,892)
Net realized gain (loss) on investments	—	193	3,332	(1,236)
Unrealized appreciation (depreciation) on investments	—	5,733	107,560	(49,438)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	—	5,553	106,215	(52,566)

From capital transactions:
Net premiums	—	58,662	75,789	132,173
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—
Surrenders	—	(195)	(21,659)	(673)
Cost of insurance and administrative expenses (note 4a)	—	—	(67)	(15)
Transfers (to) from the Guarantee Account	—	78	29,291	117,065
Transfers (to) from other subaccounts	—	—	26,743	7,535

Increase (decrease) in net assets from capital transactions (note 5)	—	58,545	110,097	256,085

Increase (decrease) in net assets	—	64,098	216,312	203,519
Net assets at beginning of year	—	—	206,167	2,648

Net assets at end of year	$—	64,098	422,479	206,167

Changes in units (note 5):
Units purchased	—	5,308	17,719	36,955
Units redeemed	—	(18)	(2,927)	(98)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	—	5,290	14,792	36,857

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Salomon Brothers Variable Series Fund Inc
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I		Salomon Brothers Variable Strategic Bond Fund — Class I		Salomon Brothers Variable Total Return Fund — Class I
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(89)	116	(841)	14,606	9,466	173	557
Net realized gain (loss) on investments	14	(9,821)	(11,829)	17,870	931	(1,838)	(303)
Unrealized appreciation (depreciation) on investments	2,210	59,067	(53,202)	(4,148)	5,283	15,893	(9,335)
Capital gain distributions	—	—	—	7,992	—	1,404	—

Increase (decrease) in net assets from operations	2,135	49,362	(65,872)	36,320	15,680	15,632	(9,081)

From capital transactions:
Net premiums	19,338	—	—	—	—	—	4,770
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	—	(1,567)	—	—
Surrenders	—	(20,517)	(33,507)	(95,439)	(15,246)	(12,337)	(3,611)
Cost of insurance and administrative expenses (note 4a)	—	(164)	(176)	(280)	(218)	(104)	(78)
Transfers (to) from the Guarantee Account	16,875	(19,578)	17,827	29,876	(25,092)	(30,282)	4,983
Transfers (to) from other subaccounts	—	12,083	16,018	123,906	138,659	8,688	41,081

Increase (decrease) in net assets from capital transactions (note 5)	36,213	(28,176)	162	58,063	96,536	(34,035)	47,145

Increase (decrease) in net assets	38,348	21,186	(65,710)	94,383	112,216	(18,403)	38,064

Net assets at beginning of year	—	183,426	249,136	269,585	157,369	139,712	101,648

Net assets at end of year	$38,348	204,612	183,426	363,968	269,585	121,309	139,712

Changes in units (note 5):
Units purchased	2,967	1,322	3,488	12,478	12,082	880	5,127
Units redeemed	—	(4,426)	(4,149)	(7,757)	(3,674)	(4,325)	(372)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	2,967	(3,104)	(661)	4,721	8,408	(3,445)	4,755

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares		Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002	Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(314)	(29)	(230)	(2,418)	(46)	(500)	(57)
Net realized gain (loss) on investments	5,699	4,111	(213)	6,161	1	1,392	1,052
Unrealized appreciation (depreciation) on investments	2,697	43,522	7,012	53,297	90	5,922	—
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	8,082	47,604	6,569	57,040	45	6,814	995

From capital transactions:
Net premiums	42,155	208,109	43,392	376,479	—	38,784	20,522
Transfers (to) from the general account of GE Capital Life Assurance Company of New York
Death benefits	—	—	—	(21,105)	—	—	—
Surrenders	—	(926)	—	(2,006)	—	(401)	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	(4)	—	—	—
Transfers (to) from the Guarantee Account	6,046	21,741	1,427	41,868	3	27,414	(1,174)
Transfers (to) from other subaccounts	(1,074)	(219)	(218)	24,900	20,343	9,830	(20,343)

Increase (decrease) in net assets from capital transactions (note 5)	47,127	228,705	44,601	420,132	20,346	75,627	(995)

Increase (decrease) in net assets	55,209	276,309	51,170	477,172	20,391	82,441	—
Net assets at beginning of year	—	—	—	20,391	—	—	—

Net assets at end of year	$55,209	276,309	51,170	497,563	20,391	82,441	—

Changes in units (note 5):
Units purchased	3,776	22,316	3,836	48,043	2,539	9,702	2,830
Units redeemed	(85)	(112)	(19)	(2,510)	—	(51)	(2,830)

Net increase (decrease) in units from capital transactions with Contract owners during the years or lesser period ended December 31, 2003 and 2002	3,691	22,204	3,817	45,533	2,539	9,651	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2003

(1)	Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Capital Life.

GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (UPL). UPL later changed its name to General Electric Capital Assurance Company (GECA). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (GEI). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (GECC), which in turn is wholly-owned, directly or indirectly, by General Electric Company (GE).

On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

Effective May 1, 2003, the following Portfolios were added to the Account:

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.

Technology Portfolio — Class B

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (VIP III)

VIP III Dynamic Capital Appreciation Portfolio —  Service Class 2

GE Investments Funds, Inc.

Real Estate Securities Fund

Total Return Fund

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA —  Service Shares

Oppenheimer Capital Appreciation Fund/VA —  Service Shares

Oppenheimer Main Street Small Cap Fund/VA —  Service Shares

Salomon Brothers Variable Series Fund Inc

Salomon Brothers Variable All Cap Fund — Class II

The Prudential Series Fund, Inc.

Jennison 20/20 Focus Portfolio — Class II

Jennison Portfolio — Class II

All designated portfolios described above are series type mutual funds.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Effective November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio’s Board of Trustees.

During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio — Institutional Shares and its Aggressive Growth Portfolio — Service Shares to Mid Cap Growth Portfolio — Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA — Service Shares to Oppenheimer Main Street Fund/VA — Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund — Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund — Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund — Class I.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund Series I Shares to AIM V. I. Premier Equity Fund Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio Administrative Class Shares to High Yield Portfolio Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class Shares, and its Total Return Bond Portfolio Administrative Class Shares to Total Return Portfolio Administrative Class Shares.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(b)  Unit Class

There are six unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. As of December 31, 2003, there were no outstanding units for type VI.

(c)  Federal Income Taxes

The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

(d)   Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds, Inc.
AIM V.I. Aggressive Growth Fund — Series I Shares	$67,165	$25,361
AIM V.I. Basic Value Fund — Series II Shares	374,103	44,111
AIM V.I. Blue Chip Fund — Series I Shares	53,874	217
AIM V.I. Capital Appreciation Fund — Series I Shares	163,733	36,202
AIM V.I. Growth Fund — Series I Shares	442,663	288,666
AIM V.I. Premier Equity Fund — Series I Shares	389,757	350,541
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	49,651	80,770
Alger American Small Capitalization Portfolio — Class O Shares	164,915	225,715
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	2,565,267	855,097
Premier Growth Portfolio — Class B	1,570,868	970,673
Quasar Portfolio — Class B	17,992	8,108
Technology Portfolio — Class B	305,434	122,914
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	118,727	24,533
VP International Fund — Class I	21,798	367
VP Ultra Fund — Class I	17,513	67
VP Value Fund — Class I	716,341	29,243
Dreyfus
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	27,138	207
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	95,248	255,800
Dreyfus Variable Investment Fund — Money Market Portfolio	14,172	4,055
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	55,171	6,816
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	1,282,512	109,170
VT Income Fund of Boston	187,021	44,005
VT Worldwide Health Sciences Fund	278,796	11,882
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	23,959	86,412
Federated Capital Income Fund II	39,194	19,858
Federated High Income Bond Fund II — Primary Shares	201,080	148,352
Federated High Income Bond Fund II — Service Shares	1,038,019	405,287
Federated International Small Company Fund II	192,196	262,595
Federated Kaufmann Fund II — Service Shares	482,899	104,426
Fidelity Variable Insurance Products Fund (VIP)
VIP Equity-Income Portfolio — Initial Class	409,540	468,961
VIP Equity-Income Portfolio — Service Class 2	2,913,467	1,271,406
VIP Growth Portfolio—Initial Class	156,811	301,178
VIP Growth Portfolio — Service Class 2	672,569	167,866
VIP Overseas Portfolio — Initial Class	152,699	144,610

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund II (VIP II)
VIP II Asset ManagerSM Portfolio — Initial Class	$34,631	$95,555
VIP II Contrafund® Portfolio — Initial Class	264,297	656,699
VIP II Contrafund® Portfolio — Service Class 2	1,720,753	424,042
Fidelity Variable Insurance Products Fund III (VIP III)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	—
VIP III Growth & Income Portfolio — Initial Class	99,059	113,755
VIP III Growth & Income Portfolio — Service Class 2	828,425	222,984
VIP III Growth Opportunities Portfolio — Initial Class	52,251	73,408
VIP III Mid Cap Portfolio — Service Class 2	1,579,343	611,037
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	91,215	10,736
Mutual Shares Securities Fund — Class 2 Shares	130,432	556
Templeton Foreign Securities Fund — Class 2 Shares	539,942	29,856
Templeton Global Asset Allocation Fund — Class 2 Shares	39,514	12,933
GE Investments Funds, Inc.
Global Income Fund	249,359	350,076
Income Fund	1,930,530	962,284
International Equity Fund	19,422	70,157
Mid-Cap Value Equity Fund	1,479,636	683,059
Money Market Fund	7,581,090	9,560,168
Premier Growth Equity Fund	568,714	392,213
Real Estate Securities Fund	953,000	222,961
S&P 500® Index Fund	6,616,608	2,458,414
Small-Cap Value Equity Fund	1,857,530	696,685
Total Return Fund	940,608	381,549
U.S. Equity Fund	515,578	589,336
Value Equity Fund	662,293	192,663
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	110,273	56,468
Goldman Sachs Mid Cap Value Fund	298,316	347,007
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	44,315	14,470
Janus Aspen Series
Balanced Portfolio — Institutional Shares	360,529	876,466
Balanced Portfolio — Service Shares	2,013,024	786,615
Capital Appreciation Portfolio — Institutional Shares	193,203	513,418
Capital Appreciation Portfolio — Service Shares	142,761	116,074
Flexible Income Portfolio — Institutional Shares	106,667	117,317
Global Life Sciences Portfolio — Service Shares	69,728	26,615
Global Technology Portfolio — Service Shares	30,607	61,640
Growth Portfolio — Institutional Shares	202,500	451,157
Growth Portfolio — Service Shares	114,474	29,356
International Growth Portfolio — Institutional Shares	105,180	168,143
International Growth Portfolio — Service Shares	689,982	366,801
Mid Cap Growth Portfolio — Institutional Shares	281,439	390,097
Mid Cap Growth Portfolio — Service Shares	86,569	57,912

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Worldwide Growth Portfolio — Institutional Shares	$167,367	$428,542
Worldwide Growth Portfolio — Service Shares	194,437	86,925
J.P. Morgan Series Trust II
Bond Portfolio	350,744	24,495
International Opportunities Portfolio	32,166	11,151
Mid Cap Value Portfolio	806,275	101,217
Small Company Portfolio	85,838	1,640
U.S. Large Cap Core Equity Portfolio	52,654	1,354
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	636,898	210,227
MFS® Investors Trust Series — Service Class Shares	1,333,033	786,215
MFS® New Discovery Series — Service Class Shares	780,155	320,068
MFS® Strategic Income Series — Service Class Shares	97,328	9,275
MFS® Total Return Series — Service Class Shares	229,576	39,741
MFS® Utilities Series — Service Class Shares	188,313	61,543
Nations Separate Account Trust
Nations Marsico Growth Portfolio	939,703	362,050
Nations Marsico International Opportunities Portfolio	885,936	222,993
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	106,342	121,659
Oppenheimer Aggressive Growth Fund/VA — Service Shares	165,855	76,909
Oppenheimer Bond Fund/VA	556,873	1,034,234
Oppenheimer Capital Appreciation Fund/VA	326,893	235,503
Oppenheimer Capital Appreciation Fund/VA — Service Shares	954,305	60,550
Oppenheimer Global Securities Fund/VA — Service Shares	1,010,470	233,059
Oppenheimer High Income Fund/VA	294,260	454,598
Oppenheimer Main Street Fund/VA — Service Shares	2,798,336	1,226,193
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	1,190,215	136,677
Oppenheimer Multiple Strategies Fund/VA	56,995	264,687
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	17,519	96,569
PBHG Large Cap Growth Portfolio	51,528	121,920
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	22,157	14,315
High Yield Portfolio — Administrative Class Shares	1,731,367	477,632
Long-Term U.S. Government Portfolio — Administrative Class Shares	2,765,236	1,812,507
Total Return Portfolio — Administrative Class Shares	6,077,968	2,150,001
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II	—	—
Jennison Portfolio — Class II	70,988	12,814
Rydex Variable Trust
OTC Fund	161,227	55,859
Salomon Brothers Variable Series Fund Inc
Salomon Brothers Variable All Cap Fund — Class II	35,789	99
Salomon Brothers Variable Investors Fund — Class I	32,578	44,458
Salomon Brothers Variable Strategic Bond Fund — Class I	373,216	292,585
Salomon Brothers Variable Total Return Fund — Class I	25,227	57,704

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	$73,234	$26,446
SVS Dreman High Return Equity Portfolio — Class B Shares	263,433	34,745
SVS Dreman Small Cap Value Portfolio — Class B Shares	51,553	7,179
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	533,016	118,179
Emerging Growth Portfolio — Class II Shares	122,538	47,481

(4)	Related Party Transactions

(a)  GE Capital Life

The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The Death Benefit Rider Option is a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are now discussed by unit type.

Unit Type	Contract Form Number	Surrender Charges	Annual Contract Maintenance Charge	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account	Optional Death Benefit Rider	Enhanced Payment Rider as a percentage of the daily net assets of the Account
I	NY1066	6% or less within seven years of any purchase payment	$25 if contract value is $75,000 or less	0.15%	1.25%	0.25%	N/A

II	NY1155	6% or less within seven years of any purchase payment	$30 if contract value is $40,000 or less	0.15%	1.30%	N/A	N/A

III	NY1155	6% or less within seven years of any purchase payment	$30 if contract value is $40,000 or less	0.15%	1.50%	N/A	N/A

IV	NY1155	8% or less within nine years of any purchase payment	$30 if contract value is $40,000 or less	0.15%	1.30%	N/A	0.15%

V	NY1155	8% or less within nine years of any purchase payment	$30 if contract value $40,000 or less	0.15%	1.50%	N/A	0.15%

VI	NY1157	6% or less within four years of any purchase	None	0.15%	1.55%	0.20%	N/A

N/A — not applicable

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuities issued by GE Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,. 50% Income Fund, 1.00% maximum for the International Equity Fund, .65% Mid-Cap Value Equity Fund, .50% maximum for the Money Market Fund, .65% Premier Growth Equity Fund, .85% maximum for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .50% maximum Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(f)  Bonus Credit

For Type IV and V unit contracts, transfers from the general account include approximately $9.9 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2003.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

The total return below represents the total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares
2003	91,917	$9.39	$863	1.40%	0.00%	33.27%
2002	94,583	7.05	667	1.40%	0.04%	(33.93)%
2001	116,401	10.67	1,242	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	102,876	7.45	766	1.40%	0.00%	40.36%
2002	112,540	5.30	596	1.40%	0.00%	(27.26)%
2001	120,238	7.29	877	1.40%	0.05%	(30.51)%
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	6,469	12.30	80	1.40%	0.66%	23.04%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	64,306	10.39	668	1.40%	1.56%	25.91%
2002	71,618	8.25	591	1.40%	1.22%	(21.33)%
2001	86,104	10.49	903	1.40%	1.31%	(4.06)%
Federated Capital Income Fund II
2003	59,546	7.47	445	1.40%	6.45%	18.99%
2002	59,594	6.28	374	1.40%	5.49%	(25.01)%
2001	66,291	8.37	555	1.40%	3.19%	(14.93)%
Federated High Income Bond Fund II — Primary Shares
2003	42,992	10.54	453	1.40%	7.69%	20.51%
2002	39,512	8.75	346	1.40%	9.72%	(0.03)%
2001	35,628	8.75	312	1.40%	9.99%	(0.04)%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	197,885	11.17	2,210	1.40%	1.82%	28.51%
2002	205,624	8.69	1,787	1.40%	1.72%	(18.11)%
2001	205,859	10.61	2,184	1.40%	1.20%	(6.29)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
VIP Growth Portfolio — Initial Class
2003	167,788	$9.73	$1,633	1.40%	0.28%	30.99%
2002	184,088	7.43	1,368	1.40%	0.26%	(31.08)%
2001	220,112	10.78	2,373	1.40%	0.07%	(18.81)%
VIP Overseas Portfolio — Initial Class
2003	80,335	9.26	744	1.40%	0.82%	41.37%
2002	79,406	6.55	520	1.40%	0.78%	(21.40)%
2001	76,209	8.34	636	1.40%	4.17%	(22.28)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	29,599	10.68	316	1.40%	3.81%	16.33%
2002	36,459	9.18	335	1.40%	3.89%	(10.00)%
2001	38,600	10.20	394	1.40%	3.28%	(5.44)%
VIP II Contrafund® Portfolio — Initial Class
2003	230,813	11.94	2,756	1.40%	0.49%	26.67%
2002	266,682	9.43	2,515	1.40%	0.86%	(10.62)%
2001	292,608	10.55	3,087	1.40%	0.77%	(13.48)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	116,496	10.04	1,169	1.40%	1.18%	22.05%
2002	118,325	8.22	973	1.40%	1.42%	(17.78)%
2001	129,686	10.00	1,297	1.40%	1.06%	(10.03)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	91,860	7.68	705	1.40%	0.78%	28.06%
2002	94,861	5.99	568	1.40%	1.07%	(22.94)%
2001	107,227	7.78	834	1.40%	0.34%	(15.63)%
VIP III Mid Cap Portfolio — Service Class 2
2003	1,256	13.94	18	1.40%	0.21%	39.35%
GE Investments Funds, Inc:
Global Income Fund
2003	17,934	11.83	212	1.40%	2.17%	10.13%
2002	26,915	10.74	289	1.40%	0.72%	15.00%
2001	18,108	9.34	169	1.40%	0.00%	(3.06)%
Income Fund
2003	96,450	12.82	1,237	1.40%	6.61%	2.15%
2002	139,847	12.55	1,755	1.40%	3.28%	8.35%
2001	107,991	11.58	1,251	1.40%	7.77%	5.92%
International Equity Fund
2003	26,855	8.38	225	1.40%	0.86%	35.98%
2002	33,523	6.16	207	1.40%	1.00%	(24.90)%
2001	32,993	8.21	271	1.40%	1.08%	(21.97)%
Mid-Cap Value Equity Fund
2003	95,662	13.21	1,263	1.40%	1.57%	31.08%
2002	82,630	10.07	832	1.40%	1.07%	(14.97)%
2001	72,587	11.85	860	1.40%	1.14%	(1.09)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Money Market Fund
2003	214,660	$11.23	$2,410	1.40%	0.79%	(0.63)%
2002	441,788	11.30	4,992	1.40%	1.43%	0.06%
2001	551,692	11.29	6,229	1.40%	3.91%	2.51%
Premier Growth Equity Fund
2003	201,303	8.67	1,745	1.40%	0.19%	27.11%
2002	228,482	6.82	1,558	1.40%	0.05%	(22.12)%
2001	217,761	8.76	1,908	1.40%	0.14%	(10.42)%
Real Estate Securities Fund
2003	34,654	16.79	582	1.40%	9.97%	35.46%
2002	21,508	12.40	267	1.40%	3.47%	(2.73)%
2001	18,334	12.74	234	1.40%	5.14%	10.27%
S&P 500® Index Fund
2003	753,975	9.53	7,182	1.40%	1.60%	26.48%
2002	793,100	7.53	5,972	1.40%	1.64%	(23.45)%
2001	867,363	9.84	8,535	1.40%	1.33%	(13.50)%
Small-Cap Value Equity Fund
2003	18,848	12.83	242	1.40%	0.08%	28.33%
Total Return Fund
2003	68,314	12.18	832	1.40%	1.76%	18.63%
2002	77,826	10.26	798	1.40%	2.10%	(10.58)%
2001	86,294	11.48	991	1.40%	4.13%	(4.26)%
U.S. Equity Fund
2003	239,781	10.74	2,574	1.40%	0.93%	21.55%
2002	262,389	8.83	2,317	1.40%	0.88%	(20.39)%
2001	290,715	11.09	3,224	1.40%	1.09%	(9.76)%
Goldman Sachs Variable Insurance Trust :
Goldman Sachs Growth and Income Fund
2003	50,734	8.93	453	1.40%	1.45%	22.62%
2002	43,415	7.28	316	1.40%	1.41%	(12.58)%
2001	49,039	8.33	408	1.40%	0.53%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2003	106,801	15.96	1,705	1.40%	0.91%	26.60%
2002	111,631	12.61	1,408	1.40%	0.94%	(6.03)%
2001	110,847	13.42	1,488	1.40%	1.14%	10.48%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	390,966	13.14	5,138	1.40%	2.19%	12.46%
2002	436,123	11.69	5,098	1.40%	2.41%	(7.75)%
2001	463,443	12.67	5,872	1.40%	1.39%	(6.01)%
Capital Appreciation Portfolio — Institutional Shares
2003	298,587	11.63	3,472	1.40%	0.48%	18.85%
2002	326,788	9.78	3,196	1.40%	0.56%	(16.85)%
2001	395,372	11.77	4,654	1.40%	0.43%	(22.78)%
Flexible Income Portfolio — Institutional Shares
2003	32,282	13.03	421	1.40%	4.80%	4.91%
2002	34,323	12.42	426	1.40%	5.07%	8.93%
2001	19,390	11.41	221	1.40%	3.55%	6.22%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Growth Portfolio — Institutional Shares
2003	239,349	$9.33	$2,232	1.40%	0.09%	29.89%
2002	267,105	7.18	1,918	1.40%	0.00%	(27.54)%
2001	320,393	9.91	3,175	1.40%	0.02%	(25.79)%
International Growth Portfolio — Institutional Shares
2003	130,958	10.23	1,340	1.40%	1.23%	33.03%
2002	138,128	7.69	1,062	1.40%	0.85%	(26.63)%
2001	157,443	10.49	1,652	1.40%	0.32%	(24.32)%
Mid Cap Growth Portfolio — Institutional Shares
2003	312,231	9.74	3,041	1.40%	0.00%	33.22%
2002	322,388	7.31	2,357	1.40%	0.00%	(28.94)%
2001	362,970	10.29	3,735	1.40%	0.00%	(40.30)%
Worldwide Growth Portfolio — Institutional Shares
2003	224,455	9.18	2,061	1.40%	1.09%	22.26%
2002	258,634	7.51	1,942	1.40%	0.86%	(26.54)%
2001	307,051	10.22	3,138	1.40%	0.25%	(23.53)%
MFS® Variable Insurance Trust:
MFS® New Discovery Series — Service Class Shares
2003	5,168	12.74	66	1.40%	0.00%	27.40%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	95,143	9.32	887	1.40%	0.00%	23.84%
2002	95,648	7.53	720	1.40%	0.70%	(28.80)%
2001	105,970	10.58	1,121	1.40%	0.97%	(32.24)%
Oppenheimer Bond Fund/VA
2003	166,154	12.47	2,071	1.40%	6.06%	5.29%
2002	214,302	11.84	2,537	1.40%	6.86%	7.55%
2001	174,178	11.01	1,918	1.40%	6.41%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2003	126,014	11.54	1,455	1.40%	0.36%	29.11%
2002	116,440	8.94	1,041	1.40%	0.65%	(27.88)%
2001	144,983	12.40	1,798	1.40%	0.56%	(13.81)%
Oppenheimer High Income Fund/VA
2003	61,389	10.89	669	1.40%	7.32%	22.23%
2002	82,108	8.91	732	1.40%	10.40%	(3.76)%
2001	95,224	9.26	882	1.40%	7.67%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2003	68,551	12.61	864	1.40%	3.08%	23.21%
2002	88,780	10.23	908	1.40%	3.37%	(11.65)%
2001	79,586	11.58	922	1.40%	2.60%	0.78%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2003	41,548	8.15	339	1.40%	0.00%	23.95%
2002	52,036	6.58	342	1.40%	0.00%	(31.40)%
2001	62,951	9.59	604	1.40%	0.00%	(41.31)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
PBHG Large Cap Growth Portfolio
2003	66,435	$10.74	$713	1.40%	0.00%	29.36%
2002	73,913	8.30	613	1.40%	0.00%	(30.31)%
2001	81,850	11.91	975	1.40%	0.00%	(29.29)%
PIMCO Variable Insurance Trust:
Total Return Portfolio — Administrative Class Shares
2003	15,255	10.10	154	1.40%	3.31%	1.01%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable Investors Fund — Class I
2003	18,400	11.12	205	1.40%	1.45%	30.48%
2002	21,504	8.53	183	1.40%	1.06%	(24.13)%
2001	22,165	11.24	249	1.40%	0.89%	(5.50)%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	27,243	13.36	364	1.40%	7.70%	11.65%
2002	22,522	11.97	270	1.40%	5.70%	7.32%
2001	14,114	11.15	157	1.40%	9.10%	5.41%
Salomon Brothers Variable Total Return Fund — Class I
2003	10,899	11.13	121	1.40%	1.64%	14.30%
2002	14,344	9.74	140	1.40%	1.93%	(8.17)%
2001	9,589	10.60	102	1.40%	2.66%	(2.19)%

Type II:
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
2003	271	12.47	3	1.45%	0.00%	24.84%
AIM V.I. Basic Value Fund — Series II Shares
2003	2,061	12.91	27	1.45%	0.00%	29.08%
AIM V.I. Blue Chip Fund — Series I Shares
2003	3,783	11.96	45	1.45%	0.00%	23.33%
2002	151	9.70	1	1.45%	0.00%	(3.02)%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	15,406	8.49	131	1.45%	0.00%	27.64%
2002	10,256	6.65	68	1.45%	0.00%	(25.45)%
2001	4,333	8.92	39	1.45%	0.00%	(10.77)%
AIM V.I. Growth Fund — Series I Shares
2003	32,316	7.70	249	1.45%	0.00%	29.34%
2002	13,055	5.95	78	1.45%	0.00%	(31.97)%
2001	4,761	8.75	42	1.45%	0.47%	(12.48)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	76,578	7.68	588	1.45%	0.34%	23.27)%
2002	75,286	6.23	469	1.45%	0.49%	(31.27)%
2001	14,343	9.06	130	1.45%	0.39%	(9.40)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	163,858	$9.27	$1,519	1.45%	0.78%	30.27%
2002	113,958	7.12	811	1.45%	0.55%	(7.11)%
2001	32,844	9.29	305	1.45%	0.00%	(1.31)%
Premier Growth Portfolio — Class B
2003	43,827	7.33	321	1.45%	0.00%	21.58%
2002	42,999	6.03	259	1.45%	0.00%	(31.85)%
2001	20,916	8.85	185	1.45%	0.00%	(11.51)%
Quasar Portfolio — Class B
2003	2,719	9.21	25	1.45%	0.00%	46.52%
2002	2,906	6.28	18	1.45%	0.00%	(33.05)%
2001	386	9.39	4	1.45%	0.00%	(6.14)%
Technology Portfolio — Class B
2003	3,106	13.18	41	1.45%	0.00%	31.83%
American Century Variable Portfolios, Inc:
VP Value Fund — Class I
2003	275	12.63	3	1.45%	0.84%	27.09%
Dreyfus:
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2003	1,108	12.66	14	1.45%	0.43%	29.82%
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
2002	7,283	9.63	70	1.45%	1.49%	(1.93)%
2001	245	9.82	2	1.45%	0.84%	(1.81)%
Dreyfus Variable Investment Fund — Money Market Portfolio
2003	474	9.90	5	1.45%	0.35%	(0.93)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	12,095	7.50	91	1.45%	0.15%	24.18%
2002	7,848	6.04	47	1.45%	0.45%	(29.98)%
2001	1,048	8.63	9	1.45%	0.06%	(13.74)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	52,650	10.12	533	1.45%	1.64%	1.47%
VT Income Fund of Boston
2003	4,885	11.13	54	1.45%	0.00%	11.76%
VT Worldwide Health Sciences Fund
2003	3,671	13.33	49	1.45%	0.00%	28.09%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	60,380	11.50	694	1.45%	6.55%	20.03%
2002	44,925	9.58	430	1.45%	6.18%	(0.24)%
2001	2,238	9.59	21	1.45%	0.00%	(0.10)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Federated International Small Company Fund II
2002	2,096	$6.37	$13	1.45%	0.00%	(18.67)%
2001	30	7.83	—	1.45%	0.00%	(21.73)%
Federated Kaufmann Fund II — Service Shares
2003	6,995	13.31	93	1.45%	0.00%	33.13%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	157,498	9.67	1,522	1.45%	0.98%	28.14%
2002	72,137	7.54	544	1.45%	0.45%	(18.35)%
2001	16,406	9.24	152	1.45%	0.00%	(7.61)%
VIP Growth Portfolio — Service Class 2
2003	55,200	7.97	440	1.45%	0.09%	30.62%
2002	31,710	6.11	194	1.45%	0.04%	(31.31)%
2001	6,389	8.89	57	1.45%	0.00%	(11.12)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	72,701	10.62	772	1.45%	0.22%	26.34%
2002	29,566	8.41	249	1.45%	0.09%	(10.92)%
2001	3,048	9.44	29	1.45%	0.00%	(5.90)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	64,991	9.46	615	1.45%	0.85%	21.66%
2002	19,892	7.77	155	1.45%	0.29%	(18.05)%
2001	4,205	9.49	40	1.45%	0.00%	(5.14)%
VIP III Mid Cap Portfolio — Service Class 2
2003	74,762	12.33	922	1.45%	0.21%	36.25%
2002	46,954	9.05	425	1.45%	0.12%	(11.33)%
2001	9,631	10.21	98	1.45%	0.00%	(4.92)%
Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth Securities Fund — Class 2 Shares
2003	971	12.32	12	1.45%	0.30%	25.11%
Mutual Shares Securities Fund — Class 2 Shares
2003	2,707	12.08	33	1.45%	0.50%	23.33%
Templeton Foreign Securities Fund — Class 2 Shares
2003	921	12.47	11	1.45%	0.05%	30.30%
Templeton Global Asset Allocation Fund — Class 2 Shares
2003	740	13.13	10	1.45%	1.27%	30.04%
GE Investments Funds, Inc:
Income Fund
2003	33,377	10.87	363	1.45%	6.61%	2.10%
2002	3,625	10.65	39	1.45%	3.28%	(6.47)%
Mid-Cap Value Equity Fund
2003	147,857	10.62	1,571	1.45%	1.57%	31.01%
2002	118,661	8.11	962	1.45%	1.07%	(15.02)%
2001	9,068	9.54	87	1.45%	1.14%	(1.14)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Money Market Fund
2003	779,343	$1.00	$781	1.45%	0.79%	(0.68)%
2002	275,280	1.01	278	1.45%	1.43%	0.00%
2001	108,666	1.01	110	1.45%	3.91%	2.46%
Premier Growth Equity Fund
2003	48,329	9.21	445	1.45%	0.19%	27.05%
2002	37,355	7.25	271	1.45%	0.05%	(22.16)%
2001	2,290	9.31	21	1.45%	0.14%	(10.47)%
Real Estate Securities Fund
2003	15,802	12.49	197	1.45%	9.97%	24.92%
S&P 500® Index Fund
2003	786,490	8.87	6,975	1.45%	1.60%	26.42%
2002	627,019	7.02	4,402	1.45%	1.64%	(23.49)%
2001	24,366	9.17	223	1.45%	1.33%	(13.55)%
Small-Cap Value Equity Fund
2003	208,180	11.15	2,322	1.45%	0.08%	22.32%
2002	153,331	9.12	1,398	1.45%	0.45%	(15.11)%
2001	9,466	10.74	102	1.45%	0.91%	8.37%
Total Return Fund
2003	11,203	11.44	128	1.45%	1.76%	14.37%
U.S. Equity Fund
2003	75,469	8.93	674	1.45%	0.93%	21.49%
2002	71,518	7.35	526	1.45%	0.88%	(20.44)%
2001	2,014	9.24	19	1.45%	1.09%	(9.81)%
Value Equity Fund
2003	44,515	9.10	405	1.45%	1.85%	22.26%
2002	37,464	7.45	279	1.45%	1.41%	(18.76)%
2001	2,533	9.17	23	1.45%	1.37%	(8.34)%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	140,349	10.02	1,406	1.45%	1.98%	12.07%
2002	110,810	8.94	991	1.45%	2.58%	(8.03)%
2001	33,503	9.72	326	1.45%	2.04%	(2.84)%
Capital Appreciation Portfolio — Service Shares
2003	19,713	8.42	166	1.45%	0.28%	18.49%
2002	18,054	7.11	128	1.45%	0.35%	(17.15)%
2001	3,985	8.58	34	1.45%	0.37%	(14.23)%
Global Life Sciences Portfolio — Service Shares
2003	6,531	8.80	57	1.45%	0.00%	24.36%
2002	4,698	7.07	33	1.45%	0.00%	(30.57)%
2001	1,137	10.19	12	1.45%	0.00%	1.90%
Global Technology Portfolio — Service Shares
2003	4,098	6.67	27	1.45%	0.00%	44.35%
2002	5,022	4.62	23	1.45%	0.00%	(41.79)%
2001	2,389	7.93	19	1.45%	0.00%	(20.65)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Growth Portfolio — Service Shares
2003	26,467	$7.59	$201	1.45%	0.00%	29.59%
2002	20,303	5.86	119	1.45%	0.00%	(27.79)%
2001	4,940	8.11	40	1.45%	0.00%	(18.86)%
International Growth Portfolio — Service Shares
2003	19,669	8.30	163	1.45%	1.00%	32.58%
2002	8,952	6.26	56	1.45%	0.64%	(26.84)%
2001	1,742	8.55	15	1.45%	0.23%	(14.45)%
Mid Cap Growth Portfolio — Service Shares
2003	23,130	7.41	171	1.45%	0.00%	(32.81)%
2002	19,456	5.58	109	1.45%	0.00%	(29.16)%
2001	4,528	7.87	36	1.45%	0.00%	(21.29)%
Worldwide Growth Portfolio — Service Shares
2003	32,786	7.62	250	1.45%	0.91%	21.89%
2002	23,802	6.25	149	1.45%	0.76%	(26.79)%
2001	2,421	8.54	21	1.45%	0.19%	(14.62)%
J.P. Morgan Series Trust II:
Bond Portfolio
2003	7,394	10.42	77	1.45%	0.63%	2.21%
Mid Cap Value Portfolio
2003	9,374	12.98	122	1.45%	0.31%	27.75%
2002	152	10.16	2	1.45%	0.00%	(1.63)%
Small Company Portfolio
2003	1,125	12.88	14	1.45%	0.00%	34.01%
U.S. Large Cap Core Equity Portfolio
2003	1,637	12.40	20	1.45%	0.00%	26.28%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	72,388	7.47	541	1.45%	0.00%	20.83%
2002	40,187	6.19	249	1.45%	0.00%	(28.77)%
2001	2,249	8.68	20	1.45%	0.00%	(13.16)%
MFS® Investors Trust Series — Service Class Shares
2003	29,812	8.39	250	1.45%	0.47%	20.07%
2002	16,546	6.99	116	1.45%	0.31%	(22.30)%
2001	2,238	9.00	20	1.45%	0.00%	(10.02)%
MFS® New Discovery Series — Service Class Shares
2003	20,670	8.58	177	1.45%	0.00%	31.50%
2002	10,094	6.52	66	1.45%	0.00%	(32.79)%
2001	428	9.70	4	1.45%	0.00%	(2.96)%
MFS® Strategic Income Series — Service Class Shares
2003	1,406	11.16	16	1.45%	0.00%	8.50%
MFS® Total Return Series — Service Class Shares
2003	12,124	11.46	139	1.45%	0.36%	14.32%
2002	152	10.03	2	1.45%	0.00%	(0.27)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
MFS® Utilities Series — Service Class Shares
2003	52,527	$8.03	$422	1.45%	2.09%	33.61%
2002	40,100	6.01	241	1.45%	2.08%	(24.02)%
2001	4,890	7.91	39	1.45%	0.00%	(20.91)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	24,394	12.36	302	1.45%	0.00%	23.62%
Nations Marsico International Opportunities Portfolio
2003	39,886	13.39	534	1.45%	0.01%	33.90%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	2,535	12.00	30	1.45%	0.00%	20.02%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	8,853	12.77	113	1.45%	0.03%	28.80%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	48,433	10.13	491	1.45%	0.49%	40.79%
2002	21,128	7.20	152	1.45%	0.11%	(23.49)%
2001	3,283	9.41	31	1.45%	0.00%	(5.94)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	166,822	9.16	1,528	1.45%	0.79%	24.61%
2002	128,125	7.35	942	1.45%	0.21%	(20.21)%
2001	12,321	9.21	113	1.45%	0.00%	(11.58)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	26,082	13.40	350	1.45%	0.00%	42.15%
2002	160	9.43	2	1.45%	0.00%	(5.71)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	2,416	11.12	27	1.45%	2.64%	0.78%
2002	2,641	11.04	29	1.45%	1.97%	6.62%
2001	1,017	10.35	11	1.45%	1.44%	6.02%
High Yield Portfolio — Administrative Class Shares
2003	72,936	11.84	863	1.45%	7.38%	21.07%
2002	26,611	9.78	260	1.45%	7.28%	(2.62)%
2001	5,392	10.04	54	1.45%	2.10%	0.80%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	170,726	12.66	2,162	1.45%	4.02%	2.39%
2002	150,388	12.37	1,860	1.45%	3.35%	15.88%
2001	12,309	10.67	131	1.45%	0.94%	4.31%
Total Return Portfolio — Administrative Class Shares
2003	389,745	11.76	4,581	1.45%	3.31%	3.52%
2002	276,091	11.36	3,136	1.45%	3.39%	7.49%
2001	13,530	10.56	143	1.45%	1.43%	6.78%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Rydex Variable Trust:
OTC Fund
2003	19,786	$7.42	$147	1.45%	0.00%	43.31%
2002	17,154	5.18	89	1.45%	0.00%	(39.74)%
2001	308	8.59	3	1.45%	0.00%	(14.09)%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	1,469	12.93	19	1.45%	0.00%	29.33%
Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares
2003	349	14.99	5	1.45%	0.00%	44.07%
SVS Dreman High Return Equity Portfolio — Class B Shares
2003	4,403	12.46	55	1.45%	1.48%	29.58%
SVS Dreman Small Cap Value Portfolio — Class B Shares
2003	522	13.43	7	1.45%	0.00%	39.60%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	15,943	10.37	165	1.45%	0.13%	28.87%
Emerging Growth Portfolio — Class II Shares
2003	2,320	8.56	20	1.45%	0.00%	19.01%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	466	12.89	6	1.65%	0.00%	28.91%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	1,093	8.45	9	1.65%	0.00%	27.39%
2002	988	6.63	7	1.65%	0.00%	(25.61)%
2001	302	8.91	3	1.65%	0.00%	(10.88)%
AIM V.I. Growth Fund — Series I Shares
2003	751	7.66	6	1.65%	0.00%	29.08%
2002	768	5.93	5	1.65%	0.00%	(32.11)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	25,335	7.64	193	1.65%	0.34%	23.02%
2002	20,837	6.21	129	1.65%	0.49%	(31.41)%
2001	4,725	9.05	43	1.65%	0.39%	(14.02)%
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	63,264	9.22	583	1.65%	0.78%	30.01%
2002	64,654	7.09	458	1.65%	0.55%	(23.55)%
2001	16,785	9.28	156	1.65%	0.00%	(7.22)%
Premier Growth Portfolio — Class B
2003	18,188	7.29	133	1.65%	0.00%	21.33%
2002	6,812	6.01	41	1.65%	0.00%	(31.98)%
2001	2,429	8.84	21	1.65%	0.00%	(11.62)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Quasar Portfolio — Class B
2003	1,528	$9.16	$14	1.65%	0.00%	46.22%
2002	1,529	6.26	10	1.65%	0.00%	(33.19)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	134	9.60	1	1.65%	1.49%	(2.12)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	565	7.46	4	1.65%	0.15%	23.93%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	26,638	10.09	269	1.65%	1.64%	1.26%
VT Worldwide Health Sciences Fund
2003	2,410	13.29	32	1.65%	0.00%	27.83%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	7,968	11.44	91	1.65%	6.55%	19.78%
2002	3,837	9.55	37	1.65%	6.18%	(0.44)%
2001	53	9.58	1	1.65%	0.00%	(0.31)%
Federated Kaufmann Fund II — Service Shares
2003	1,979	13.30	26	1.65%	0.00%	32.95%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	26,370	9.62	254	1.65%	0.98%	27.89%
2002	9,911	7.52	75	1.65%	0.45%	(18.52)%
2001	2,062	9.23	19	1.65%	0.00%	(6.80%
VIP Growth Portfolio — Service Class 2
2003	12,463	7.93	99	1.65%	0.09%	30.36%
2002	12,319	6.09	75	1.65%	0.04%	(31.45)%
2001	468	8.88	4	1.65%	0.00%	(19.23)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	8,161	10.57	86	1.65%	0.22%	26.08%
2002	3,086	8.38	26	1.65%	0.09%	(11.10)%
2001	808	9.43	8	1.65%	0.00%	(13.92)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	15,727	9.41	148	1.65%	0.85%	21.41%
2002	10,540	7.75	82	1.65%	0.29%	(18.22)%
2001	158	9.47	1	1.65%	0.00%	(10.52)%
VIP III Mid Cap Portfolio — Service Class 2
2003	26,957	12.27	331	1.65%	0.21%	35.97%
2002	13,738	9.02	124	1.65%	0.12%	(11.51)%
2001	1,571	10.20	16	1.65%	0.00%	(5.12)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund — Class 2 Shares
2003	1,818	$12.05	$22	1.65%	0.50%	23.08%
GE Investments Funds, Inc:
Income Fund
2003	2,648	10.83	29	1.65%	6.61%	1.89%
Mid-Cap Value Equity Fund
2003	11,435	10.57	121	1.65%	1.57%	30.75%
2002	17,118	8.08	138	1.65%	1.07%	(15.19)%
Money Market Fund
2003	123,772	1.00	123	1.65%	0.79%	(0.88)%
2002	179,540	1.01	181	1.65%	1.43%	(0.20)%
2001	9,904	1.01	10	1.65%	3.91%	2.25%
Premier Growth Equity Fund
2003	2,768	9.16	25	1.65%	0.19%	26.79%
2002	1,795	7.23	13	1.65%	0.05%	(22.32)%
2001	29	9.30	—	1.65%	0.14%	(10.65)%
Real Estate Securities Fund
2003	1,901	12.48	24	1.65%	9.97%	24.75%
S&P 500® Index Fund
2003	47,772	8.82	421	1.65%	1.60%	26.16%
2002	34,661	6.99	242	1.65%	1.64%	(23.65)%
2001	2,381	9.16	22	1.65%	1.33%	(13.72)%
Small-Cap Value Equity Fund
2003	14,785	11.09	164	1.65%	0.08%	22.07%
2002	8,759	9.09	80	1.65%	0.45%	(15.28)%
2001	1,266	10.73	14	1.65%	0.91%	8.15%
Total Return Fund
2003	8,700	11.42	99	1.65%	1.76%	14.21%
U.S. Equity Fund
2003	4,238	8.89	38	1.65%	0.93%	21.24%
2002	5,075	7.33	37	1.65%	0.88%	(20.60)%
2001	28	9.23	—	1.65%	1.09%	(9.99)%
Value Equity Fund
2003	7,469	9.06	68	1.65%	1.85%	22.01%
2002	8,216	7.42	61	1.65%	1.41%	(18.93)%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	36,951	9.96	368	1.65%	1.98%	11.85%
2002	41,381	8.91	369	1.65%	2.58%	(8.21)%
2001	2,523	9.70	24	1.65%	2.04%	(6.48)%
Capital Appreciation Portfolio — Service Shares
2003	1,277	8.38	11	1.65%	0.28%	18.25%
2002	1,214	7.08	9	1.65%	0.35%	(17.32)%
2001	1,718	8.57	15	1.65%	0.37%	(23.13)%
Global Life Sciences Portfolio — Service Shares
2003	8,446	8.75	74	1.65%	0.00%	24.11%
2002	5,576	7.05	39	1.65%	0.00%	(30.71)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Global Technology Portfolio — Service Shares
2003	332	$6.63	$2	1.65%	0.00%	44.06%
2002	333	4.60	2	1.65%	0.00%	(41.91)%
2001	333	7.93	3	1.65%	0.00%	(38.36)%
Growth Portfolio — Service Shares
2003	6,859	7.55	52	1.65%	0.00%	29.33%
2002	4,967	5.84	29	1.65%	0.00%	(27.93)%
International Growth Portfolio — Service Shares
2003	2,519	8.25	21	1.65%	1.00%	32.32%
2002	891	6.24	6	1.65%	0.64%	(26.98)%
2001	470	8.54	4	1.65%	0.23%	(24.70)%
Mid Cap Growth Portfolio — Service Shares
2003	2,927	7.37	22	1.65%	0.00%	32.54%
2002	1,801	5.56	10	1.65%	0.00%	(29.31)%
Worldwide Growth Portfolio — Service Shares
2003	9,263	7.58	70	1.65%	0.91%	21.64%
2002	10,366	6.23	65	1.65%	0.76%	(26.94)%
2001	440	8.53	4	1.65%	0.19%	(23.90)%
J.P. Morgan Series Trust II:
Mid Cap Value Portfolio
2003	1,695	12.95	22	1.65%	0.31%	27.49%
Small Company Portfolio
2003	1,721	12.85	22	1.65%	0.00%	33.74%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	5,766	7.44	43	1.65%	0.00%	20.58%
2002	15,424	6.17	95	1.65%	0.00%	(28.91)%
2001	504	8.67	4	1.65%	0.00%	(26.08)%
MFS® Investors Trust Series — Service Class Shares
2003	5,421	8.35	45	1.65%	0.47%	19.83%
2002	5,971	6.97	42	1.65%	0.31%	(22.46)%
2001	426	8.99	4	1.65%	0.00%	(17.49)%
MFS® New Discovery Series — Service Class Shares
2003	4,938	8.53	42	1.65%	0.00%	31.23%
2002	2,072	6.50	13	1.65%	0.00%	(32.93)%
MFS® Utilities Series — Service Class Shares
2003	7,726	7.99	62	1.65%	2.09%	33.34%
2002	8,996	5.99	54	1.65%	2.08%	(24.17)%
2001	62	7.90	—	1.65%	0.00%	(25.70)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	7,561	12.35	93	1.65%	0.00%	23.45%
Nations Marsico International Opportunities Portfolio
2003	5,090	13.37	68	1.65%	0.01%	33.72%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	126	$11.99	$2	1.65%	0.00%	19.86%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	8,202	10.08	83	1.65%	0.49%	40.51%
2002	3,631	7.17	26	1.65%	0.11%	(23.65)%
2001	924	9.39	9	1.65%	0.00%	(13.63)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	34,292	9.11	313	1.65%	0.79%	24.35%
2002	24,867	7.33	182	1.65%	0.21%	(20.37)%
2001	2,197	9.20	20	1.65%	0.00%	(11.76)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	4,423	13.37	59	1.65%	0.00%	41.87%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	1,590	11.06	18	1.65%	2.64%	0.57%
2002	1,640	11.00	18	1.65%	1.97%	6.40%
2001	797	10.34	8	1.65%	1.44%	5.80%
High Yield Portfolio — Administrative Class Shares
2003	26,070	11.77	307	1.65%	7.38%	20.82%
2002	13,819	9.74	135	1.65%	7.28%	(2.82)%
2001	317	10.03	3	1.65%	2.10%	0.59%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	23,243	12.60	293	1.65%	4.02%	2.18%
2002	27,306	12.33	337	1.65%	3.35%	15.64%
2001	10,046	10.66	107	1.65%	0.94%	4.09%
Total Return Portfolio — Administrative Class Shares
2003	85,023	11.69	994	1.65%	3.31%	3.31%
2002	62,340	11.32	706	1.65%	3.39%	7.27%
2001	8,306	10.55	88	1.65%	1.43%	6.57%
Rydex Variable Trust:
OTC Fund
2003	4,636	7.38	34	1.65%	0.00%	43.02%
2002	5,514	5.16	28	1.65%	0.00%	(39.86)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	1,315	10.34	14	1.65%	0.13%	28.61%
Emerging Growth Portfolio — Class II Shares
2003	12	8.53	—	1.65%	0.00%	18.77%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
2003	3,492	$12.45	$43	1.60%	0.00%	24.65%
AIM V.I. Basic Value Fund — Series II Shares
2003	19,517	12.89	252	1.60%	0.00%	28.95%
AIM V.I. Blue Chip Fund — Series I Shares
2003	1,160	11.94	14	1.60%	0.00%	23.14%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	12,730	9.43	120	1.60%	0.00%	27.45%
2002	5,694	7.40	42	1.60%	0.00%	(26.03)%
AIM V.I. Growth Fund — Series I Shares
2003	17,646	8.90	157	1.60%	0.00%	29.14%
2002	8,091	6.89	56	1.60%	0.00%	(31.08)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	29,648	8.63	256	1.60%	0.34%	23.08%
2002	18,661	7.01	131	1.60%	0.49%	(29.91)%
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	169,732	9.84	1,669	1.60%	0.78%	30.07%
2002	70,629	7.56	534	1.60%	0.55%	(24.38)%
Premier Growth Portfolio — Class B
2003	66,220	8.66	573	1.60%	0.00%	21.39%
2002	10,095	7.13	72	1.60%	0.00%	(28.70)%
Quasar Portfolio — Class B
2003	8,989	9.92	89	1.60%	0.00%	46.30%
2002	7,344	6.78	50	1.60%	0.00%	(32.21)%
Technology Portfolio — Class B
2003	8,384	13.17	110	1.60%	0.00%	31.69%
American Century Variable Portfolios, Inc:
VP Income & Growth Fund — Class I
2003	8,523	12.52	107	1.60%	0.00%	27.28%
VP International Fund — Class I
2003	2,047	11.92	24	1.60%	0.00%	22.52%
VP Ultra Fund — Class I
2003	662	11.83	8	1.60%	0.00%	22.90%
VP Value Fund — Class I
2003	63,811	12.61	805	1.60%	0.84%	26.90%
Dreyfus:
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2003	1,353	12.63	17	1.60%	0.43%	29.62%
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	6,285	8.98	56	1.60%	1.49%	(10.21)%
Dreyfus Variable Investment Fund — Money Market Portfolio
2003	550	9.88	5	1.60%	0.35%	(1.08)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	2,414	$8.77	$21	1.60%	0.15%	23.99%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	28,306	10.10	286	1.60%	1.64%	1.31%
VT Income Fund of Boston
2003	8,856	11.11	98	1.60%	0.00%	11.59%
VT Worldwide Health Sciences Fund
2003	13,554	13.30	180	1.60%	0.00%	27.90%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	37,414	11.75	439	1.60%	6.55%	19.85%
2002	12,646	9.80	124	1.60%	6.18%	(1.99)%
Federated International Small Company Fund II
2002	2,767	7.92	22	1.60%	0.00%	(20.84)%
Federated Kaufmann Fund II — Service Shares
2003	17,950	13.30	239	1.60%	0.00%	33.00%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	102,175	10.05	1,027	1.60%	0.98%	27.95%
2002	33,456	7.85	263	1.60%	0.45%	(21.47)%
VIP Growth Portfolio — Service Class 2
2003	62,076	8.88	551	1.60%	0.09%	30.42%
2002	20,580	6.81	140	1.60%	0.04%	(31.93)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	135,316	11.08	1,499	1.60%	0.22%	26.15%
2002	60,564	8.78	532	1.60%	0.09%	(12.17)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	33,551	9.89	332	1.60%	0.85%	21.47%
2002	19,172	8.15	156	1.60%	0.29%	(18.54)%
VIP III Mid Cap Portfolio — Service Class 2
2003	95,913	11.94	1,145	1.60%	0.21%	36.04%
2002	48,119	8.77	422	1.60%	0.12%	(12.26)%
Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth Securities Fund — Class 2 Shares
2003	6,139	12.30	75	1.60%	0.30%	24.92%
Mutual Shares Securities Fund — Class 2 Shares
2003	6,192	12.05	75	1.60%	0.50%	23.15%
Templeton Foreign Securities Fund — Class 2 Shares
2003	43,314	12.45	539	1.60%	0.05%	30.10%
Templeton Global Asset Allocation Fund — Class 2 Shares
2003	896	13.10	12	1.60%	1.27%	29.84%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
GE Investments Funds, Inc:
Income Fund
2003	84,484	$10.84	$916	1.60%	6.61%	1.94%
2002	1,450	10.64	15	1.60%	3.28%	6.36%
Mid-Cap Value Equity Fund
2003	60,649	10.49	636	1.60%	1.57%	30.81%
2002	28,293	8.02	227	1.60%	1.07%	(19.81)%
Money Market Fund
2003	689,523	0.99	683	1.60%	0.79%	(0.83)%
2002	449,804	1.00	450	1.60%	1.43%	(0.16)%
Premier Growth Equity Fund
2003	36,081	9.64	348	1.60%	0.19%	26.85%
2002	11,446	7.60	87	1.60%	0.05%	(24.00)%
Real Estate Securities Fund
2003	13,021	12.48	162	1.60%	9.97%	24.79%
S&P 500® Index Fund
2003	337,746	9.51	3,213	1.60%	1.60%	26.22%
2002	46,625	7.54	352	1.60%	1.64%	(24.63)%
Small-Cap Value Equity Fund
2003	91,102	10.27	936	1.60%	0.08%	22.13%
2002	51,245	8.41	431	1.60%	0.45%	(15.89)%
Total Return Fund
2003	31,429	11.42	359	1.60%	1.76%	14.25%
U.S. Equity Fund
2003	20,235	9.45	191	1.60%	0.93%	21.31%
2002	12,337	7.79	96	1.60%	0.88%	(22.13)%
Value Equity Fund
2003	57,237	9.62	551	1.60%	1.85%	22.07%
2002	26,584	7.88	209	1.60%	1.41%	(21.18)%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund —Class II
2003	2,366	12.56	30	1.60%	0.00%	25.61%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	167,564	10.17	1,704	1.60%	1.98%	11.90%
2002	80,645	9.09	733	1.60%	2.58%	(9.10)%
Capital Appreciation Portfolio — Service Shares
2003	3,856	9.97	38	1.60%	0.28%	18.31%
Global Life Sciences Portfolio — Service Shares
2003	2,674	9.42	25	1.60%	0.00%	24.17%
2002	198	7.59	2	1.60%	0.00%	(24.11)%
Global Technology Portfolio — Service Shares
2003	4,316	8.59	37	1.60%	0.00%	44.13%
2002	3,896	5.96	23	1.60%	0.00%	(40.39)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Growth Portfolio — Service Shares
2003	9,756	$9.16	$89	1.60%	0.00%	29.39%
2002	6,285	7.08	45	1.60%	0.00%	(29.22)%
International Growth Portfolio — Service Shares
2003	30,783	9.71	299	1.60%	1.00%	32.38%
2002	5,962	7.33	44	1.60%	0.64%	(26.67)%
Mid Cap Growth Portfolio — Service Shares
2003	6,079	10.27	62	1.60%	0.00%	32.61%
2002	5,577	7.74	43	1.60%	0.00%	(22.58)%
Worldwide Growth Portfolio — Service Shares
2003	40,941	8.93	366	1.60%	0.91%	21.70%
2002	33,137	7.34	243	1.60%	0.76%	(26.60)%
J.P. Morgan Series Trust II:
Bond Portfolio
2003	23,893	10.40	248	1.60%	0.63%	2.06%
International Opportunities Portfolio
2003	950	12.86	12	1.60%	0.00%	30.33%
Mid Cap Value Portfolio
2003	52,773	12.96	684	1.60%	0.31%	27.55%
Small Company Portfolio
2003	4,609	12.86	59	1.60%	0.00%	33.80%
U.S. Large Cap Core Equity Portfolio
2003	2,737	12.37	34	1.60%	0.00%	26.09%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	51,479	8.73	450	1.60%	0.00%	20.64%
2002	20,603	7.24	149	1.60%	0.00%	(27.61)%
MFS® Investors Trust Series — Service Class Shares
2003	86,862	9.23	801	1.60%	0.47%	19.89%
2002	35,076	7.70	270	1.60%	0.31%	(23.04)%
MFS® New Discovery Series — Service Class Shares
2003	45,717	8.97	410	1.60%	0.00%	31.30%
2002	7,509	6.83	51	1.60%	0.00%	(31.66)%
MFS® Strategic Income Series — Service Class Shares
2003	5,724	11.13	64	1.60%	0.00%	8.34%
MFS® Total Return Series — Service Class Shares
2003	5,547	11.44	63	1.60%	0.36%	14.15%
MFS® Utilities Series — Service Class Shares
2003	8,480	10.65	90	1.60%	2.09%	33.41%
2002	4,054	7.99	32	1.60%	2.08%	(20.14)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	17,018	12.35	210	1.60%	0.00%	23.49%
Nations Marsico International Opportunities Portfolio
2003	8,270	13.38	111	1.60%	0.01%	33.77%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	4,842	$11.99	$58	1.60%	0.00%	19.90%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	66,420	12.74	846	1.60%	0.03%	28.60%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	89,718	10.53	945	1.60%	0.49%	40.58%
2002	47,524	7.49	356	1.60%	0.11%	(25.09)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	242,188	9.74	2,359	1.60%	0.79%	24.42%
2002	127,593	7.83	999	1.60%	0.21%	(21.70)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	53,612	13.38	717	1.60%	0.00%	41.94%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	3,381	10.72	36	1.60%	2.64%	0.62%
2002	3,186	10.65	34	1.60%	1.97%	(6.50)%
High Yield Portfolio — Administrative Class Shares
2003	76,350	11.74	897	1.60%	7.38%	20.88%
2002	39,904	9.71	387	1.60%	7.28%	(2.85)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	130,619	11.96	1,562	1.60%	4.02%	2.23%
2002	101,339	11.70	1,186	1.60%	3.35%	(16.97)%
Total Return Portfolio — Administrative Class Shares
2003	389,832	11.05	4,309	1.60%	3.31%	3.36%
2002	242,867	10.69	2,596	1.60%	3.39%	(6.94)%
The Prudential Series Fund, Inc:
Jennison Portfolio — Class II
2003	4,620	12.12	56	1.60%	0.00%	21.16%
Rydex Variable Trust:
OTC Fund
2003	26,900	8.77	236	1.60%	0.00%	43.09%
2002	13,798	6.13	85	1.60%	0.00%	(38.70)%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	1,498	12.92	19	1.60%	0.00%	29.20%
Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares
2003	2,760	14.96	41	1.60%	0.00%	43.85%
SVS Dreman High Return Equity Portfolio — Class B Shares
2003	17,801	12.44	221	1.60%	1.48%	29.38%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
SVS Dreman Small Cap Value Portfolio — Class B Shares
2003	3,257	$13.40	$44	1.60%	0.00%	39.38%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	23,679	10.35	245	1.60%	0.13%	28.68%
Emerging Growth Portfolio — Class II Shares
2003	6,477	8.54	55	1.60%	0.00%	18.83%

Type V:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	6,296	12.88	81	1.80%	0.00%	28.77%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	2,931	9.39	28	1.80%	0.00%	27.19%
AIM V.I. Growth Fund — Series I Shares
2003	3,385	8.87	30	1.80%	0.00%	28.88%
2002	1,967	6.88	14	1.80%	0.00%	(26.15)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	6,455	8.59	55	1.80%	0.34%	22.83%
2002	15,527	7.00	109	1.80%	0.49%	(30.03)%
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B
2003	72,558	9.80	711	1.80%	0.78%	29.81%
2002	29,436	7.55	222	1.80%	0.55%	(24.51)%
Premier Growth Portfolio — Class B
2003	16,464	8.62	142	1.80%	0.00%	21.15%
2002	3,300	7.12	23	1.80%	0.00%	(28.81)%
Technology Portfolio — Class B
2003	3,005	13.15	40	1.80%	0.00%	31.51%
American Century Variable Portfolios, Inc:
VP Ultra Fund — Class I
2003	902	11.80	11	1.80%	0.00%	22.65%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	1,178	8.96	11	1.80%	1.49%	(10.36)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	8,927	10.07	90	1.80%	1.64%	1.11%
VT Income Fund of Boston
2003	115	11.08	1	1.80%	0.00%	11.36%
VT Worldwide Health Sciences Fund
2003	1,094	13.27	15	1.80%	0.00%	27.64%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	10,220	11.70	120	1.80%	6.55%	19.60%
2002	1,030	9.78	10	1.80%	6.18%	(2.16)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Federated International Small Company Fund II
2002	427	$7.90	$3	1.80%	0.00%	(20.97)%
Federated Kaufmann Fund II — Service Shares
2003	3,471	13.28	46	1.80%	0.00%	32.81%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	52,444	10.01	525	1.80%	0.98%	27.69%
2002	22,674	7.84	178	1.80%	0.45%	(21.60)%
VIP Growth Portfolio — Service Class 2
2003	4,875	8.85	43	1.80%	0.09%	30.16%
2002	1,830	6.80	12	1.80%	0.04%	(32.04)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	13,793	11.04	152	1.80%	0.22%	25.89%
2002	2,258	8.77	20	1.80%	0.09%	(12.32)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	13,084	9.86	129	1.80%	0.85%	21.22%
2002	10,477	8.13	85	1.80%	0.29%	(18.68)%
VIP III Mid Cap Portfolio — Service Class 2
2003	44,549	11.89	530	1.80%	0.21%	35.77%
2002	42,836	8.76	375	1.80%	0.12%	(12.40)%
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund — Class 2 Shares
2003	906	12.02	11	1.80%	0.50%	22.90%
Templeton Foreign Securities Fund — Class 2 Shares
2003	202	12.41	3	1.80%	0.05%	29.84%
Templeton Global Asset Allocation Fund — Class 2 Shares
2003	734	13.07	10	1.80%	1.27%	29.58%
GE Investments Funds, Inc:
Income Fund
2003	13,639	10.81	147	1.80%	6.61%	1.73%
2002	160	10.62	2	1.80%	3.28%	6.20%
Mid-Cap Value Equity Fund
2003	32,636	10.45	341	1.80%	1.57%	30.55%
2002	19,610	8.01	157	1.80%	1.07%	(19.94)%
Money Market Fund
2003	526,897	0.99	520	1.80%	0.79%	(1.03)%
2002	686,286	1.00	686	1.80%	1.43%	(0.33)%
Premier Growth Equity Fund
2003	10,227	9.61	98	1.80%	0.19%	26.60%
2002	1,455	7.59	11	1.80%	0.05%	(24.13)%
Real Estate Securities Fund
2003	9,370	12.46	117	1.80%	9.97%	24.62%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
S&P 500® Index Fund
2003	126,905	$9.48	$1,203	1.80%	1.60%	25.97%
2002	60,298	7.52	453	1.80%	1.64%	(24.75)%
Small-Cap Value Equity Fund
2003	18,869	10.23	193	1.80%	0.08%	21.88%
2002	13,607	8.40	114	1.80%	0.45%	16.03%
Total Return Fund
2003	10,503	11.41	120	1.80%	1.76%	14.09%
U.S. Equity Fund
2003	8,202	9.41	77	1.80%	0.93%	21.06%
2002	2,356	7.77	18	1.80%	0.88%	(22.26)%
Value Equity Fund
2003	26,208	9.59	251	1.80%	1.85%	21.82%
2002	9,306	7.87	73	1.80%	1.41%	(21.31)%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	163	12.54	2	1.80%	0.00%	25.44%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	127,350	10.13	1,291	1.80%	1.98%	11.68%
2002	109,084	9.07	989	1.80%	2.58%	(9.26)%
Capital Appreciation Portfolio — Service Shares
2003	2,041	9.93	20	1.80%	0.28%	18.07%
2002	3,613	8.41	30	1.80%	0.35%	(15.86)%
Global Life Sciences Portfolio — Service Shares
2003	1,600	9.39	15	1.80%	0.00%	23.92%
2002	2,891	7.58	22	1.80%	0.00%	(24.23)%
Global Technology Portfolio — Service Shares
2003	1,399	8.56	12	1.80%	0.00%	43.84%
2002	4,779	5.95	28	1.80%	0.00%	(40.49)%
Growth Portfolio — Service Shares
2003	3,021	9.12	28	1.80%	0.00%	29.13%
2002	1,124	7.07	8	1.80%	0.00%	(29.93)%
International Growth Portfolio — Service Shares
2003	5,991	9.67	58	1.80%	1.00%	32.11%
2002	1,352	7.32	10	1.80%	0.64%	26.79%
Mid Cap Growth Portfolio — Service Shares
2003	1,037	10.23	11	1.80%	0.00%	32.34%
2002	1,109	7.73	9	1.80%	0.00%	(22.70)%
Worldwide Growth Portfolio — Service Shares
2003	6,217	8.90	55	1.80%	0.91%	21.46%
2002	4,893	7.33	36	1.80%	0.76%	(26.73)%
J.P. Morgan Series Trust II:
Bond Portfolio
2003	534	10.37	6	1.80%	0.63%	1.85%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
International Opportunities Portfolio
2003	973	$12.83	$12	1.80%	0.00%	30.06%
Mid Cap Value Portfolio
2003	1,094	12.92	14	1.80%	0.31%	27.30%
Small Company Portfolio
2003	40	12.82	1	1.80%	0.00%	33.53%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	38,613	8.70	336	1.80%	0.00%	20.40%
2002	34,313	7.23	248	1.80%	0.00%	(27.74)%
MFS® Investors Trust Series — Service Class Shares
2003	13,905	9.19	128	1.80%	0.47%	19.64%
2002	7,610	7.68	58	1.80%	0.31%	(23.17)%
MFS® New Discovery Series — Service Class Shares
2003	2,627	8.94	23	1.80%	0.00%	31.03%
2002	101	6.82	1	1.80%	0.00%	(31.78)%
MFS® Strategic Income Series — Service Class Shares
2003	952	11.10	11	1.80%	0.00%	8.12%
MFS® Total Return Series — Service Class Shares
2003	175	11.41	2	1.80%	0.36%	13.92%
MFS® Utilities Series — Service Class Shares
2003	2,712	10.61	29	1.80%	2.09%	33.13%
2002	1,548	7.97	12	1.80%	2.08%	(20.77)%
Nations Separate Account Trust:
Nations Marsico International Opportunities Portfolio
2003	1,127	13.36	15	1.80%	0.01%	33.59%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	101	11.97	1	1.80%	0.00%	19.73%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	997	12.71	13	1.80%	0.03%	28.34%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	37,800	10.49	397	1.80%	0.49%	40.29%
2002	19,752	7.48	148	1.80%	0.11%	(25.22)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	168,642	9.71	1,637	1.80%	0.79%	24.16%
2002	136,697	7.82	1,069	1.80%	0.21%	(21.83)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	8,173	13.34	109	1.80%	0.00%	41.65%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	9,075	$10.68	$97	1.80%	2.64%	0.42%
2002	8,408	10.63	89	1.80%	1.97%	6.32%
High Yield Portfolio — Administrative Class Shares
2003	22,290	11.70	261	1.80%	7.38%	20.64%
2002	12,000	9.70	116	1.80%	7.28%	(3.01)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	105,328	11.91	1,255	1.80%	4.02%	2.03%
2002	92,981	11.68	1,086	1.80%	3.35%	16.78%
Total Return Portfolio — Administrative Class Shares
2003	142,859	11.01	1,573	1.80%	3.31%	3.15%
2002	111,409	10.68	1,190	1.80%	3.39%	6.76%
The Prudential Series Fund, Inc:
Jennison Portfolio — Class II
2003	670	12.10	8	1.80%	0.00%	21.00%
Rydex Variable Trust:
OTC Fund
2003	634	8.74	6	1.80%	0.00%	42.80%
2002	699	6.12	4	1.80%	0.00%	(38.80)%
Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares
2003	582	14.92	9	1.80%	0.00%	43.56%
SVS Dreman Small Cap Value Portfolio — Class B Shares
2003	38	13.36	1	1.80%	0.00%	39.10%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	7,135	10.31	74	1.80%	0.13%	28.42%
2002	2,539	8.03	20	1.80%	0.00%	(19.71)%
Emerging Growth Portfolio — Class II Shares
2003	842	8.51	7	1.80%	0.00%	18.59%